UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

WisdomTree Europe Hedged Equity Fund

Ticker: HEDJ

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Europe Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged Equity Fund	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,735,356,850
  # of Portfolio Holdings130
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Banco Bilbao Vizcaya Argentaria SA	9.2%
Banco Santander SA	4.8%
Deutsche Telekom AG	4.6%
Siemens AG	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.4%
ASML Holding NV	3.2%
Sanofi SA	3.0%
L'Oreal SA	2.7%
SAP SE	2.6%

Sector Breakdown (% of Net Assets)

Industrials	24.2%
Financials	23.8%
Consumer Staples	11.2%
Consumer Discretionary	10.1%
Information Technology	8.7%
Materials	7.3%
Health Care	6.4%
Communication Services	6.0%
Energy	1.7%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Hedged Equity Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: HEDJ

HEDJ - 092025

WisdomTree European Opportunities Fund

Ticker: OPPE

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree European Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree European Opportunities Fund	$32	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$165,201,074
  # of Portfolio Holdings85
  Portfolio Turnover Rate114%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Glencore PLC	1.9%
Rheinmetall AG	1.8%
Safran SA	1.8%
ABB Ltd.	1.7%
Bank of Ireland Group PLC	1.7%
Leonardo SpA	1.7%
ORLEN SA	1.6%
AIB Group PLC	1.6%
UniCredit SpA	1.6%
Eni SpA	1.6%

Sector Breakdown (% of Net Assets)

Industrials	30.7%
Financials	22.8%
Consumer Staples	7.8%
Materials	7.4%
Energy	7.3%
Utilities	7.3%
Health Care	5.0%
Consumer Discretionary	4.4%
Communication Services	3.3%
Information Technology	1.9%
Other Sectors	1.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree European Opportunities Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: OPPE

OPPE - 092025

WisdomTree India Hedged Equity Fund

Ticker: INDH

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree India Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Hedged Equity Fund	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$6,373,292
  # of Portfolio Holdings78
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HDFC Bank Ltd.	9.2%
Reliance Industries Ltd.	8.9%
ICICI Bank Ltd.	6.9%
Infosys Ltd.	5.1%
Bharti Airtel Ltd.	4.6%
Mahindra & Mahindra Ltd.	3.3%
Tata Consultancy Services Ltd.	2.9%
Axis Bank Ltd.	2.6%
Larsen & Toubro Ltd.	2.4%
Hindustan Unilever Ltd.	2.3%

Sector Breakdown (% of Net Assets)

Financials	25.4%
Consumer Discretionary	14.5%
Energy	11.9%
Information Technology	11.6%
Materials	8.2%
Industrials	7.8%
Consumer Staples	7.8%
Health Care	5.5%
Communication Services	5.1%
Utilities	4.1%
Other Sectors	0.4%
Other Assets and Liabilities, Net	(2.3)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree India Hedged Equity Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: INDH

INDH - 092025

WisdomTree International Hedged Quality Dividend Growth Fund

Ticker: IHDG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International Hedged Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Hedged Quality Dividend Growth Fund	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$2,266,144,985
  # of Portfolio Holdings268
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

BP PLC	5.1%
Industria de Diseno Textil SA	4.2%
ASML Holding NV	3.8%
GSK PLC	3.7%
SAP SE	3.5%
UBS Group AG	3.2%
Nintendo Co. Ltd.	2.9%
Deutsche Post AG	2.7%
Airbus SE	2.4%
Imperial Brands PLC	2.4%

Sector Breakdown (% of Net Assets)

Industrials	21.8%
Consumer Discretionary	17.0%
Information Technology	16.7%
Health Care	12.9%
Materials	7.4%
Energy	6.4%
Communication Services	6.2%
Financials	5.1%
Consumer Staples	4.9%
Other Sectors	0.9%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Hedged Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: IHDG

IHDG - 092025

WisdomTree Japan Hedged Equity Fund

Ticker: DXJ

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Japan Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged Equity Fund	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$3,999,310,596
  # of Portfolio Holdings434
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Mitsubishi UFJ Financial Group, Inc.	4.8%
Toyota Motor Corp.	4.6%
Sumitomo Mitsui Financial Group, Inc.	3.2%
Japan Tobacco, Inc.	3.0%
Mitsubishi Corp.	2.9%
Mizuho Financial Group, Inc.	2.8%
Honda Motor Co. Ltd.	2.6%
Nintendo Co. Ltd.	2.5%
ITOCHU Corp.	2.1%
Tokio Marine Holdings, Inc.	2.0%

Sector Breakdown (% of Net Assets)

Industrials	24.8%
Consumer Discretionary	19.1%
Financials	17.7%
Information Technology	10.2%
Materials	9.5%
Consumer Staples	6.6%
Health Care	5.9%
Communication Services	3.4%
Energy	1.8%
Other Sectors	0.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan Hedged Equity Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DXJ

DXJ - 092025

WisdomTree Japan Opportunities Fund

Ticker: OPPJ

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Japan Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Opportunities Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$88,205,018
  # of Portfolio Holdings117
  Portfolio Turnover Rate118%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Marubeni Corp.	10.6%
Mitsubishi Corp.	9.6%
Mitsui & Co. Ltd.	8.9%
Sumitomo Corp.	8.9%
ITOCHU Corp.	8.4%
Mitsubishi Heavy Industries Ltd.	2.1%
Integral Corp.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.0%
Hanwa Co. Ltd.	1.9%
Suzuki Motor Corp.	1.9%

Sector Breakdown (% of Net Assets)

Industrials	63.6%
Consumer Discretionary	11.4%
Financials	8.8%
Materials	4.8%
Communication Services	3.3%
Consumer Staples	2.3%
Information Technology	2.3%
Health Care	1.2%
Utilities	0.7%
Other Sectors	0.6%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan Opportunities Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: OPPJ

OPPJ - 092025

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., September 30, 2025) is included under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

September 30, 2025 (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree European Opportunities Fund (OPPE)
(formerly, WisdomTree Europe Hedged SmallCap Equity Fund)

WisdomTree India Hedged Equity Fund (INDH)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Opportunities Fund (OPPJ)
(formerly, WisdomTree Japan Hedged SmallCap Equity Fund)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments (unaudited) WisdomTree Europe Hedged Equity Fund (HEDJ) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.4%
Austria – 0.6%
ANDRITZ AG	142,932	$10,059,909
Belgium – 3.7%
Anheuser-Busch InBev SA	400,944	23,932,342
Azelis Group NV	244,603	3,316,694
Barco NV	178,146	2,830,027
Bekaert SA	65,309	2,985,110
Fagron	62,725	1,457,823
Melexis NV	75,828	6,009,652
Solvay SA	156,411	4,965,814
Syensqo SA	87,672	7,077,102
UCB SA	41,146	11,361,437
Total Belgium		63,936,001
Finland – 5.7%
Hiab OYJ, Class B	94,929	5,534,692
Huhtamaki OYJ	164,284	5,690,633
Kemira OYJ	247,583	5,550,562
Kone OYJ, Class B	366,427	24,971,995
Konecranes OYJ	92,739	7,649,575
Metso OYJ	877,244	12,044,448
Nokia OYJ	3,253,760	15,594,699
Valmet OYJ	309,316	10,278,259
Wartsila OYJ Abp	389,359	11,643,292
Total Finland		98,958,155
France – 15.8%
Accor SA	9,196	435,454
Air Liquide SA	141,239	29,350,941
Airbus SE	79,883	18,528,459
Arkema SA	29,836	1,879,071
BioMerieux	3,107	415,452
Cie Generale des Etablissements Michelin SCA	321,585	11,539,915
Danone SA	159,303	13,881,342
Dassault Aviation SA	3,425	1,145,337
Dassault Systemes SE	94,734	3,173,517
EssilorLuxottica SA	77,121	25,010,335
Etablissements Maurel & Prom SA	50,918	292,083
Gaztransport & Technigaz SA	168	31,110
Hermes International SCA	7,361	18,016,228
Imerys SA	7,586	200,020
Interparfums SA	6,321	208,555
Ipsen SA	1,812	241,866
IPSOS SA	14,729	655,227
Legrand SA	17,199	2,841,360
L’Oreal SA	109,778	47,532,492
LVMH Moet Hennessy Louis Vuitton SE	106,759	65,292,457
Nexans SA	7,782	1,152,125
Opmobility	39,809	638,954
Pernod Ricard SA	69,072	6,780,072
Publicis Groupe SA	46,364	4,449,738
Rubis SCA	44	1,643
Investments	Shares	Value
Safran SA	50,025	$17,639,687
Technip Energies NV	30,603	1,441,217
Valeo SE	95,645	1,195,192
Vicat SACA	17,633	1,236,911
Total France		275,206,760
Germany – 24.7%
adidas AG	10,052	2,118,911
AIXTRON SE	23,153	401,270
Beiersdorf AG	12,386	1,295,266
Brenntag SE	25,122	1,502,484
Continental AG	99,048	6,531,323
Daimler Truck Holding AG	580,733	23,896,287
Deutsche Telekom AG, Registered Shares	2,322,398	79,162,984
Duerr AG	22,627	530,671
Evonik Industries AG	514,064	8,921,450
GEA Group AG	23,750	1,753,907
Hannover Rueck SE	90,367	27,246,097
Heidelberg Materials AG	116,395	26,197,163
Henkel AG & Co. KGaA	105,911	7,858,727
HochTief AG	36,149	9,675,820
Hugo Boss AG	15,294	726,725
Jenoptik AG	17,913	361,601
Knorr-Bremse AG	53,488	5,018,444
Krones AG	130	18,941
Lanxess AG	24,016	595,417
Merck KGaA	17,442	2,243,106
MTU Aero Engines AG	569	261,346
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	93,368	59,614,989
SAP SE	166,299	44,531,953
Schott Pharma AG & Co. KGaA(a)	14,914	369,755
Siemens AG, Registered Shares	280,268	75,478,960
Siemens Healthineers AG(b)	266,652	14,418,804
Symrise AG	13,461	1,171,066
Talanx AG	196,922	26,192,590
Total Germany		428,096,057
Ireland – 0.7%
Glanbia PLC	352,436	5,801,712
Kerry Group PLC, Class A	72,193	6,510,454
Total Ireland		12,312,166
Italy – 5.5%
Brembo NV	454,979	4,803,383
Brunello Cucinelli SpA	54,100	5,911,776
Carel Industries SpA(b)	185,060	4,859,906
DiaSorin SpA	39,949	3,544,914
Ferrari NV	28,839	13,947,403
Ferretti SpA(a)	70,527	223,250
Intercos SpA	145,336	2,062,899
Leonardo SpA	271,132	17,209,693
Maire SpA	560,419	8,297,002
Moncler SpA	149,012	8,731,692

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) (continued) WisdomTree Europe Hedged Equity Fund (HEDJ) September 30, 2025
Investments	Shares	Value
Piaggio & C SpA(a)	393,340	$904,937
Prysmian SpA	129,369	12,796,079
Reply SpA	31,283	4,455,011
Webuild SpA(a)	1,852,546	7,696,957
Total Italy		95,444,902
Netherlands – 12.9%
Aegon Ltd.	2,419,698	19,424,364
Akzo Nobel NV	126,560	9,011,703
Arcadis NV	65,889	3,321,299
ASM International NV	13,197	7,920,706
ASML Holding NV	57,609	56,054,554
BE Semiconductor Industries NV	61,940	9,232,078
Corbion NV	90,022	1,732,608
Fugro NV(a)	203,485	2,172,177
Heineken Holding NV	150,012	10,285,008
Heineken NV	221,557	17,291,080
IMCD NV	36,309	3,754,350
JDE Peet’s NV	383,764	14,068,785
Koninklijke Ahold Delhaize NV	579,073	23,440,146
Koninklijke Vopak NV	113,566	5,209,499
SBM Offshore NV	296,647	7,584,669
Universal Music Group NV	693,219	20,004,910
Wolters Kluwer NV	94,454	12,890,725
Total Netherlands		223,398,661
Portugal – 0.1%
Altri SGPS SA(a)	216,309	1,273,357
Spain – 21.1%
ACS Actividades de Construccion y Servicios SA	297,638	23,781,271
Amadeus IT Group SA	253,441	20,101,035
Banco Bilbao Vizcaya Argentaria SA	8,329,493	159,922,069
Banco Santander SA	8,040,814	83,841,149
CIE Automotive SA	243,804	7,620,092
Ebro Foods SA	303,045	6,523,345
Elecnor SA	135,749	3,867,997
Fluidra SA	268,683	7,280,099
Gestamp Automocion SA(b)	1,606,898	6,215,641
Mapfre SA	7,810,783	36,986,003
Prosegur Cia de Seguridad SA	935,156	3,208,520
Viscofan SA	94,886	6,477,629
Total Spain		365,824,850
Investments	Shares	Value
Switzerland – 0.5%
DSM-Firmenich AG	114,527	$9,758,958
United States – 8.1%
Acerinox SA	705,506	9,201,560
Ferrovial SE	320,636	18,377,729
Sanofi SA	574,651	53,038,122
Schneider Electric SE	143,935	40,183,765
Signify NV(b)	209,530	5,490,209
Tenaris SA	853,674	15,236,584
Total United States		141,527,969
TOTAL COMMON STOCKS (Cost: $1,208,833,533)		1,725,797,745
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $1,078,979)	1,078,979	1,078,979
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c) (Cost: $3,447,865)	3,447,865	3,447,865
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $1,213,360,377)		1,730,324,589
Other Assets less Liabilities – 0.3%		5,032,261
NET ASSETS – 100.0%		$1,735,356,850

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,994,907 and the total market value of the collateral held by the Fund was $11,585,301. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,137,436.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$4,700,000	$4,700,000	$—	$—	$—^	$4,381

^     As of September 30, 2025, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Europe Hedged Equity Fund (HEDJ) September 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	11/5/2025	72,229,412	EUR	85,042,910	USD	$828	$—
Deutsche Bank AG	10/3/2025	308,379,975	EUR	362,372,374	USD	—	(3,767)
Deutsche Bank AG	10/3/2025	362,372,374	USD	308,998,190	EUR	—	(722,681)
Deutsche Bank AG	11/5/2025	362,182,745	USD	307,606,833	EUR	2,933	—
Goldman Sachs	10/3/2025	308,379,450	EUR	362,372,374	USD	—	(4,383)
Goldman Sachs	11/5/2025	362,182,745	USD	307,606,049	EUR	3,855	—
HSBC Holdings PLC	10/3/2025	308,380,499	EUR	362,372,374	USD	—	(3,150)
HSBC Holdings PLC	11/5/2025	362,182,745	USD	307,607,486	EUR	2,164	—
JP Morgan Chase Bank NA	10/3/2025	362,372,372	USD	308,978,165	EUR	—	(699,151)
Morgan Stanley & Co. International	10/3/2025	362,372,374	USD	308,978,166	EUR	—	(699,151)
Royal Bank of Canada	10/3/2025	308,379,710	EUR	362,372,372	USD	—	(4,075)
Royal Bank of Canada	10/3/2025	362,372,374	USD	308,977,639	EUR	—	(698,532)
Royal Bank of Canada	11/5/2025	362,182,741	USD	307,607,091	EUR	2,625	—
UBS Group AG	10/3/2025	308,379,975	EUR	362,372,374	USD	—	(3,767)
UBS Group AG	10/3/2025	362,372,374	USD	308,977,112	EUR	—	(697,913)
UBS Group AG	11/5/2025	362,182,745	USD	307,606,572	EUR	3,240	—
						$15,645	$(3,536,570)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,725,797,745	$—	$—	$1,725,797,745
Mutual Fund	—	1,078,979	—	1,078,979
Investment of Cash Collateral for Securities Loaned	—	3,447,865	—	3,447,865
Total Investments in Securities	$1,725,797,745	$4,526,844	$—	$1,730,324,589
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$15,645	$—	$15,645
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,536,570)	$—	$(3,536,570)
Total – Net	$1,725,797,745	$1,005,919	$—	$1,726,803,664

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) WisdomTree European Opportunities Fund (OPPE) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 1.9%
Glencore PLC*	666,632	$3,065,701
Czech Republic – 1.4%
Colt CZ Group SE	60,383	2,251,410
Denmark – 3.8%
AP Moller — Maersk AS, Class B	1,242	2,436,962
Danske Bank AS	58,606	2,499,113
Pandora AS	10,420	1,358,759
Total Denmark		6,294,834
Finland – 2.7%
Fortum OYJ	109,096	2,064,464
Nordea Bank Abp	145,389	2,387,378
Total Finland		4,451,842
France – 14.9%
Alstom SA*	91,040	2,366,220
AXA SA	37,228	1,777,711
BNP Paribas SA	24,064	2,186,521
Bouygues SA	30,589	1,377,300
Bureau Veritas SA	31,329	980,660
Eiffage SA	8,879	1,134,048
Klepierre SA	34,765	1,354,549
Safran SA	8,230	2,902,042
Societe Generale SA	36,115	2,391,643
Thales SA	7,779	2,436,810
TotalEnergies SE	37,241	2,263,610
Veolia Environnement SA	68,670	2,338,316
Vinci SA	8,505	1,178,718
Total France		24,688,148
Germany – 7.9%
BASF SE	43,567	2,169,996
Deutsche Post AG, Registered Shares	40,113	1,788,217
GEA Group AG	14,267	1,053,600
Heidelberg Materials AG	11,037	2,484,111
Rheinmetall AG	1,275	2,973,028
Siemens AG, Registered Shares	9,705	2,613,653
Total Germany		13,082,605
Ireland – 4.1%
AIB Group PLC	297,827	2,699,838
Bank of Ireland Group PLC	171,843	2,829,846
Kerry Group PLC, Class A	14,367	1,295,634
Total Ireland		6,825,318
Italy – 9.5%
Enel SpA	154,981	1,468,840
Eni SpA	152,350	2,661,181
Infrastrutture Wireless Italiane SpA(a)	131,687	1,548,869
Intesa Sanpaolo SpA	282,086	1,860,766
Investments	Shares	Value
Leonardo SpA	44,396	$2,817,969
Recordati Industria Chimica & Farmaceutica SpA	10,977	666,825
Ryanair Holdings PLC	66,412	1,927,442
UniCredit SpA	35,383	2,680,341
Total Italy		15,632,233
Luxembourg – 2.1%
ArcelorMittal SA	72,865	2,618,148
Eurofins Scientific SE	10,859	788,271
Total Luxembourg		3,406,419
Norway – 4.2%
DNB Bank ASA	67,945	1,848,811
Equinor ASA	91,921	2,242,335
Norsk Hydro ASA	166,936	1,130,998
Telenor ASA	102,924	1,706,151
Total Norway		6,928,295
Poland – 4.0%
Allegro.eu SA*(a)	218,966	2,148,406
Budimex SA	12,881	1,807,959
ORLEN SA	113,878	2,715,858
Total Poland		6,672,223
Portugal – 1.6%
EDP SA	553,066	2,623,454
Spain – 2.2%
ACS Actividades de Construccion y Servicios SA	26,645	2,128,935
Naturgy Energy Group SA	47,219	1,468,062
Total Spain		3,596,997
Sweden – 4.1%
Evolution AB(a)	25,735	2,116,240
Skandinaviska Enskilda Banken AB, Class A	117,751	2,302,411
Skanska AB, Class B	93,931	2,435,888
Total Sweden		6,854,539
Switzerland – 3.7%
ABB Ltd., Registered Shares	39,808	2,867,837
Kuehne & Nagel International AG, Registered Shares	5,927	1,103,607
Logitech International SA, Registered Shares	19,252	2,099,779
Total Switzerland		6,071,223
United Kingdom – 23.1%
Associated British Foods PLC	50,269	1,388,007
Aviva PLC	259,822	2,398,828
BAE Systems PLC	94,397	2,616,618
Barclays PLC	512,912	2,621,168
British American Tobacco PLC	40,652	2,160,105
Bunzl PLC	31,663	1,000,013
Centrica PLC	960,589	2,154,460
HSBC Holdings PLC	182,183	2,563,008
Imperial Brands PLC	46,258	1,966,639

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree European Opportunities Fund (OPPE) September 30, 2025
Investments	Shares	Value
InterContinental Hotels Group PLC	12,992	$1,569,596
International Consolidated Airlines Group SA	267,120	1,388,456
Intertek Group PLC	22,267	1,415,512
J Sainsbury PLC	444,843	2,000,226
Lloyds Banking Group PLC	2,073,535	2,339,833
NatWest Group PLC	318,584	2,237,110
Reckitt Benckiser Group PLC	24,821	1,910,685
Sage Group PLC	64,773	959,207
Segro PLC	133,337	1,176,475
Tesco PLC	345,125	2,069,902
Vodafone Group PLC	1,923,993	2,231,696
Total United Kingdom		38,167,544
United States – 8.2%
Ferrovial SE	21,259	1,218,491
GSK PLC	65,487	1,388,109
Holcim AG, Registered Shares*	9,737	824,093
Novartis AG, Registered Shares	14,291	1,798,297
Roche Holding AG, Bearer Shares	2,358	806,696
Roche Holding AG	2,681	875,752
Sanofi SA	20,610	1,902,225
Schneider Electric SE	8,923	2,491,123
Shell PLC	62,916	2,241,603
Total United States		13,546,389
TOTAL COMMON STOCKS (Cost: $154,296,746)		164,159,174
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $20,843)	20,843	$20,843
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $154,317,589)		164,180,017
Other Assets less Liabilities – 0.6%		1,021,057
NET ASSETS – 100.0%		$165,201,074

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
CHF	Swiss franc
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
NOK	Norwegian krone
PLN	Polish zloty
SEK	Swedish krona
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2025	489,354	USD	388,144	CHF	$1,462	$—
Bank of America NA	10/3/2025	341,006	USD	2,166,467	DKK	—	(44)
Bank of America NA	10/3/2025	5,595,383	USD	4,763,005	EUR	—	(1,490)
Bank of America NA	10/3/2025	2,592,622	USD	1,914,579	GBP	15,104	—
Bank of America NA	10/3/2025	379,835	USD	3,783,559	NOK	634	—
Bank of America NA	10/3/2025	394,995	USD	1,431,926	PLN	297	—
Bank of America NA	10/3/2025	565,322	USD	5,292,863	SEK	2,519	—
Citibank NA	10/3/2025	3,730,256	USD	3,144,529	EUR	35,209	—
Citibank NA	11/5/2025	2,256,704	USD	46,689,800	CZK	—	(57)
Commonwealth Bank of Australia	10/3/2025	326,236	USD	256,467	CHF	3,860	—
Deutsche Bank AG	10/3/2025	882,416	CHF	1,109,201	USD	—	(16)
Deutsche Bank AG	10/3/2025	4,909,978	DKK	772,949	USD	—	(10)
Deutsche Bank AG	10/3/2025	10,793,159	EUR	12,682,869	USD	—	(132)
Deutsche Bank AG	10/3/2025	4,365,112	GBP	5,876,611	USD	—	(43)
Deutsche Bank AG	10/3/2025	8,590,289	NOK	860,960	USD	—	(13)
Deutsche Bank AG	10/3/2025	3,248,142	PLN	895,322	USD	—	(0)^
Deutsche Bank AG	10/3/2025	12,050,641	SEK	1,281,396	USD	—	(21)
Deutsche Bank AG	10/3/2025	326,235	USD	258,250	CHF	1,618	—
Deutsche Bank AG	10/3/2025	962,395	USD	766,074	CHF	—	(550)
Deutsche Bank AG	10/3/2025	227,338	USD	1,430,402	DKK	2,161	—

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) (continued) WisdomTree European Opportunities Fund (OPPE) September 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/3/2025	670,647	USD	4,267,200	DKK	$—	$(1,104)
Deutsche Bank AG	10/3/2025	227,338	USD	1,442,896	DKK	194	—
Deutsche Bank AG	10/3/2025	11,004,254	USD	9,383,427	EUR	—	(21,946)
Deutsche Bank AG	10/3/2025	3,730,255	USD	3,171,400	EUR	3,632	—
Deutsche Bank AG	10/3/2025	5,098,824	USD	3,772,963	GBP	19,441	—
Deutsche Bank AG	10/3/2025	1,728,415	USD	1,276,803	GBP	9,508	—
Deutsche Bank AG	10/3/2025	747,009	USD	7,504,464	NOK	—	(5,113)
Deutsche Bank AG	10/3/2025	253,223	USD	2,531,454	NOK	—	(488)
Deutsche Bank AG	10/3/2025	776,823	USD	2,832,312	PLN	—	(3,879)
Deutsche Bank AG	10/3/2025	263,329	USD	952,597	PLN	754	—
Deutsche Bank AG	10/3/2025	1,111,800	USD	10,503,864	SEK	—	(5,102)
Deutsche Bank AG	10/3/2025	376,881	USD	3,526,378	SEK	1,912	—
Deutsche Bank AG	11/5/2025	518,416	USD	410,790	CHF	7	—
Deutsche Bank AG	11/5/2025	322,157	USD	2,041,739	DKK	—	(3)
Deutsche Bank AG	11/5/2025	4,003,335	USD	3,400,088	EUR	32	—
Deutsche Bank AG	11/5/2025	4,477,339	USD	3,325,186	GBP	24	—
Deutsche Bank AG	11/5/2025	352,919	USD	3,520,568	NOK	2	—
Deutsche Bank AG	11/5/2025	1,357,097	USD	4,925,899	PLN	—	(63)
Deutsche Bank AG	11/5/2025	348,427	USD	3,269,790	SEK	—	(3)
Goldman Sachs	10/3/2025	388,649	CHF	489,354	USD	—	(828)
Goldman Sachs	10/3/2025	882,417	CHF	1,109,201	USD	—	(15)
Goldman Sachs	10/3/2025	2,167,668	DKK	341,006	USD	233	—
Goldman Sachs	10/3/2025	4,910,033	DKK	772,949	USD	—	(2)
Goldman Sachs	10/3/2025	4,765,532	EUR	5,595,383	USD	4,460	—
Goldman Sachs	10/3/2025	10,793,141	EUR	12,682,869	USD	—	(153)
Goldman Sachs	10/3/2025	1,911,931	GBP	2,592,622	USD	—	(18,670)
Goldman Sachs	10/3/2025	4,365,080	GBP	5,876,611	USD	—	(86)
Goldman Sachs	10/3/2025	3,752,733	NOK	379,835	USD	—	(3,724)
Goldman Sachs	10/3/2025	8,590,315	NOK	860,960	USD	—	(10)
Goldman Sachs	10/3/2025	1,433,636	PLN	394,995	USD	174	—
Goldman Sachs	10/3/2025	3,248,171	PLN	895,322	USD	8	—
Goldman Sachs	10/3/2025	5,265,159	SEK	565,322	USD	—	(5,465)
Goldman Sachs	10/3/2025	12,050,704	SEK	1,281,396	USD	—	(15)
Goldman Sachs	10/3/2025	376,881	USD	3,477,666	SEK	7,092	—
Goldman Sachs	11/5/2025	518,416	USD	410,789	CHF	8	—
Goldman Sachs	11/5/2025	322,157	USD	2,041,713	DKK	1^	—
Goldman Sachs	11/5/2025	4,003,335	USD	3,400,079	EUR	43	—
Goldman Sachs	11/5/2025	4,477,339	USD	3,325,166	GBP	51	—
Goldman Sachs	11/5/2025	352,919	USD	3,520,576	NOK	2	—
Goldman Sachs	11/5/2025	1,357,097	USD	4,925,700	PLN	—	(8)
Goldman Sachs	11/5/2025	348,427	USD	3,269,719	SEK	4	—
HSBC Holdings PLC	10/3/2025	882,416	CHF	1,109,201	USD	—	(16)
HSBC Holdings PLC	10/3/2025	4,910,081	DKK	772,949	USD	6	—
HSBC Holdings PLC	10/3/2025	10,793,178	EUR	12,682,869	USD	—	(110)
HSBC Holdings PLC	10/3/2025	4,365,103	GBP	5,876,611	USD	—	(56)
HSBC Holdings PLC	10/3/2025	8,590,332	NOK	860,960	USD	—	(9)
HSBC Holdings PLC	10/3/2025	3,248,174	PLN	895,322	USD	9	—
HSBC Holdings PLC	10/3/2025	12,050,717	SEK	1,281,396	USD	—	(13)
HSBC Holdings PLC	11/5/2025	518,416	USD	410,799	CHF	—	(5)
HSBC Holdings PLC	11/5/2025	322,157	USD	2,041,744	DKK	—	(4)
HSBC Holdings PLC	11/5/2025	4,003,335	USD	3,400,095	EUR	24	—

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree European Opportunities Fund (OPPE) September 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	11/5/2025	4,477,339	USD	3,325,153	GBP	$68	$—
HSBC Holdings PLC	11/5/2025	352,919	USD	3,520,607	NOK	—	(2)
HSBC Holdings PLC	11/5/2025	1,357,097	USD	4,925,828	PLN	—	(44)
HSBC Holdings PLC	11/5/2025	348,427	USD	3,269,747	SEK	1	—
JPMorgan Chase Bank NA	10/3/2025	962,395	USD	766,075	CHF	—	(550)
JPMorgan Chase Bank NA	10/3/2025	81,559	USD	64,922	CHF	—	(47)
JPMorgan Chase Bank NA	10/3/2025	670,644	USD	4,267,145	DKK	—	(1,099)
JPMorgan Chase Bank NA	10/3/2025	56,834	USD	361,621	DKK	—	(93)
JPMorgan Chase Bank NA	10/3/2025	11,004,252	USD	9,382,817	EUR	—	(21,231)
JPMorgan Chase Bank NA	10/3/2025	932,564	USD	795,149	EUR	—	(1,793)
JPMorgan Chase Bank NA	10/3/2025	5,098,823	USD	3,772,901	GBP	19,524	—
JPMorgan Chase Bank NA	10/3/2025	432,104	USD	319,737	GBP	1,656	—
JPMorgan Chase Bank NA	10/3/2025	747,008	USD	7,504,333	NOK	—	(5,101)
JPMorgan Chase Bank NA	10/3/2025	63,306	USD	635,963	NOK	—	(432)
JPMorgan Chase Bank NA	10/3/2025	776,823	USD	2,832,128	PLN	—	(3,828)
JPMorgan Chase Bank NA	10/3/2025	65,832	USD	240,009	PLN	—	(324)
JPMorgan Chase Bank NA	10/3/2025	1,111,796	USD	10,503,756	SEK	—	(5,095)
JPMorgan Chase Bank NA	10/3/2025	94,220	USD	890,149	SEK	—	(432)
Morgan Stanley & Co. International	10/3/2025	962,395	USD	766,074	CHF	—	(550)
Morgan Stanley & Co. International	10/3/2025	670,647	USD	4,267,249	DKK	—	(1,112)
Morgan Stanley & Co. International	10/3/2025	11,004,254	USD	9,382,819	EUR	—	(21,231)
Morgan Stanley & Co. International	10/3/2025	1,728,415	USD	1,265,488	GBP	24,741	—
Morgan Stanley & Co. International	10/3/2025	5,098,824	USD	3,772,933	GBP	19,483	—
Morgan Stanley & Co. International	10/3/2025	747,009	USD	7,504,452	NOK	—	(5,112)
Morgan Stanley & Co. International	10/3/2025	776,823	USD	2,832,087	PLN	—	(3,817)
Morgan Stanley & Co. International	10/3/2025	1,111,800	USD	10,503,892	SEK	—	(5,105)
Royal Bank of Canada	10/3/2025	882,417	CHF	1,109,201	USD	—	(15)
Royal Bank of Canada	10/3/2025	4,909,959	DKK	772,946	USD	—	(10)
Royal Bank of Canada	10/3/2025	10,793,149	EUR	12,682,867	USD	—	(143)
Royal Bank of Canada	10/3/2025	4,365,095	GBP	5,876,609	USD	—	(65)
Royal Bank of Canada	10/3/2025	8,590,274	NOK	860,956	USD	—	(10)
Royal Bank of Canada	10/3/2025	3,248,154	PLN	895,318	USD	7	—
Royal Bank of Canada	10/3/2025	12,050,674	SEK	1,281,394	USD	—	(16)
Royal Bank of Canada	10/3/2025	962,395	USD	766,071	CHF	—	(546)
Royal Bank of Canada	10/3/2025	670,647	USD	4,267,161	DKK	—	(1,098)
Royal Bank of Canada	10/3/2025	11,004,254	USD	9,382,803	EUR	—	(21,212)
Royal Bank of Canada	10/3/2025	5,098,824	USD	3,772,913	GBP	19,509	—
Royal Bank of Canada	10/3/2025	253,223	USD	2,474,257	NOK	5,245	—
Royal Bank of Canada	10/3/2025	747,009	USD	7,504,375	NOK	—	(5,104)
Royal Bank of Canada	10/3/2025	776,823	USD	2,832,116	PLN	—	(3,825)
Royal Bank of Canada	10/3/2025	263,330	USD	945,134	PLN	2,812	—
Royal Bank of Canada	10/3/2025	1,111,800	USD	10,503,822	SEK	—	(5,098)
Royal Bank of Canada	11/5/2025	518,416	USD	410,792	CHF	4	—
Royal Bank of Canada	11/5/2025	322,153	USD	2,041,696	DKK	—	(1)
Royal Bank of Canada	11/5/2025	4,003,332	USD	3,400,088	EUR	29	—
Royal Bank of Canada	11/5/2025	4,477,335	USD	3,325,187	GBP	18	—
Royal Bank of Canada	11/5/2025	352,919	USD	3,520,594	NOK	—	(0)^
Royal Bank of Canada	11/5/2025	1,357,093	USD	4,925,789	PLN	—	(37)
Royal Bank of Canada	11/5/2025	348,423	USD	3,269,713	SEK	1	—
UBS AG	10/3/2025	882,416	CHF	1,109,201	USD	—	(16)
UBS AG	10/3/2025	4,909,987	DKK	772,949	USD	—	(9)

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) (concluded) WisdomTree European Opportunities Fund (OPPE) September 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	10/3/2025	10,793,159	EUR	12,682,869	USD	$—	$(132)
UBS AG	10/3/2025	4,365,098	GBP	5,876,611	USD	—	(62)
UBS AG	10/3/2025	8,590,142	NOK	860,960	USD	—	(28)
UBS AG	10/3/2025	3,248,172	PLN	895,322	USD	8	—
UBS AG	10/3/2025	12,050,192	SEK	1,281,396	USD	—	(69)
UBS AG	10/3/2025	962,395	USD	766,074	CHF	—	(550)
UBS AG	10/3/2025	670,647	USD	4,267,142	DKK	—	(1,095)
UBS AG	10/3/2025	11,004,254	USD	9,382,787	EUR	—	(21,194)
UBS AG	10/3/2025	5,098,824	USD	3,772,928	GBP	19,488	—
UBS AG	10/3/2025	747,009	USD	7,504,434	NOK	—	(5,110)
UBS AG	10/3/2025	776,823	USD	2,832,059	PLN	—	(3,809)
UBS AG	10/3/2025	1,111,800	USD	10,503,747	SEK	—	(5,090)
UBS AG	11/5/2025	518,416	USD	410,793	CHF	3	—
UBS AG	11/5/2025	322,157	USD	2,041,759	DKK	—	(6)
UBS AG	11/5/2025	4,003,335	USD	3,400,085	EUR	36	—
UBS AG	11/5/2025	4,477,339	USD	3,325,198	GBP	8	—
UBS AG	11/5/2025	352,919	USD	3,520,552	NOK	4	—
UBS AG	11/5/2025	1,357,097	USD	4,925,727	PLN	—	(16)
UBS AG	11/5/2025	348,427	USD	3,269,678	SEK	9	—
						$223,139	$(220,630)

^     Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$164,159,174	$—	$—	$164,159,174
Mutual Fund	—	20,843	—	20,843
Total Investments in Securities	$164,159,174	$20,843	$—	$164,180,017
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$223,139	$—	$223,139
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(220,630)	$—	$(220,630)
Total – Net	$164,159,174	$23,352	$—	$164,182,526

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree India Hedged Equity Fund (INDH) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 102.3%
India – 102.3%
Aerospace & Defense – 2.2%
Bharat Electronics Ltd.	18,961	$86,264
Hindustan Aeronautics Ltd.	956	51,106
Total Aerospace & Defense		137,370
Automobile Components – 0.3%
Tube Investments of India Ltd.	504	17,578
Automobiles – 9.7%
Bajaj Auto Ltd.	389	38,022
Eicher Motors Ltd.	878	69,275
Hero MotoCorp Ltd.	720	44,377
Mahindra & Mahindra Ltd.	5,481	211,551
Maruti Suzuki India Ltd.	724	130,704
Tata Motors Ltd.	9,828	75,291
TVS Motor Co. Ltd.	1,306	50,580
Total Automobiles		619,800
Banks – 22.4%
Axis Bank Ltd.	12,992	165,581
HDFC Bank Ltd.	54,773	586,663
ICICI Bank Ltd.	29,108	441,921
Kotak Mahindra Bank Ltd.	6,135	137,689
State Bank of India	9,895	97,230
Total Banks		1,429,084
Beverages – 1.0%
United Spirits Ltd.	1,905	28,413
Varun Beverages Ltd.	6,609	33,027
Total Beverages		61,440
Chemicals – 1.5%
Asian Paints Ltd.	2,568	67,968
Pidilite Industries Ltd.	1,688	27,909
Total Chemicals		95,877
Construction & Engineering – 2.4%
Larsen & Toubro Ltd.	3,671	151,283
Construction Materials – 2.9%
Ambuja Cements Ltd.	4,419	28,366
Grasim Industries Ltd.	2,100	65,205
UltraTech Cement Ltd.	663	91,264
Total Construction Materials		184,835
Consumer Staples Distribution & Retail – 0.7%
Avenue Supermarts Ltd.*(a)	842	42,441
Electric Utilities – 1.9%
Power Grid Corp. of India Ltd.	25,720	81,182
Tata Power Co. Ltd.	9,004	39,412
Total Electric Utilities		120,594
Investments	Shares	Value
Electrical Equipment – 0.8%
Havells India Ltd.	1,288	$21,789
Siemens Energy India Ltd.*	453	17,514
Suzlon Energy Ltd.*	23,934	14,839
Total Electrical Equipment		54,142
Financial Services – 0.8%
Bajaj Finserv Ltd.	2,177	49,195
Food Products – 2.2%
Britannia Industries Ltd.	674	45,478
Nestle India Ltd.	3,825	49,667
Tata Consumer Products Ltd.	3,435	43,689
Total Food Products		138,834
Gas Utilities – 0.4%
GAIL India Ltd.	12,862	25,537
Health Care Providers & Services – 1.6%
Apollo Hospitals Enterprise Ltd.	583	48,649
Max Healthcare Institute Ltd.	4,162	52,252
Total Health Care Providers & Services		100,901
Hotels, Restaurants & Leisure – 2.3%
Eternal Ltd.*	29,005	106,332
Indian Hotels Co. Ltd.	5,115	41,496
Total Hotels, Restaurants & Leisure		147,828
Independent Power & Renewable Electricity Producers – 1.8%
Adani Green Energy Ltd.*	1,886	21,812
NTPC Ltd.	24,802	95,100
Total Independent Power & Renewable Electricity Producers		116,912
Industrial Conglomerates – 0.3%
Siemens Ltd.	500	17,622
Insurance – 2.1%
HDFC Life Insurance Co. Ltd.(a)	5,415	46,134
ICICI Lombard General Insurance Co. Ltd.(a)	1,275	27,137
PB Fintech Ltd.*	647	12,402
SBI Life Insurance Co. Ltd.(a)	2,543	51,285
Total Insurance		136,958
Interactive Media & Services – 0.5%
Info Edge India Ltd.	2,173	32,044
IT Services – 11.6%
HCL Technologies Ltd.	5,523	86,158
Infosys Ltd.	20,226	328,441
LTIMindtree Ltd.(a)	522	30,322
Persistent Systems Ltd.	245	13,307
Tata Consultancy Services Ltd.	5,667	184,354
Tech Mahindra Ltd.	3,495	55,120
Wipro Ltd.	15,943	42,982
Total IT Services		740,684

See Notes to Financial Statements.

WisdomTree Trust 9

Schedule of Investments (unaudited) (continued) WisdomTree India Hedged Equity Fund (INDH) September 30, 2025
Investments	Shares	Value
Life Sciences Tools & Services – 0.7%
Divi’s Laboratories Ltd.	740	$47,419
Metals & Mining – 3.8%
Hindalco Industries Ltd.	7,709	66,156
JSW Steel Ltd.	5,432	69,909
Tata Steel Ltd.	44,645	84,861
Vedanta Ltd.	3,891	20,413
Total Metals & Mining		241,339
Oil, Gas & Consumable Fuels – 11.9%
Bharat Petroleum Corp. Ltd.	10,666	40,801
Coal India Ltd.	9,793	43,010
Indian Oil Corp. Ltd.	25,083	42,316
Oil & Natural Gas Corp. Ltd.	22,326	60,222
Reliance Industries Ltd.	37,089	569,773
Total Oil, Gas & Consumable Fuels		756,122
Passenger Airlines – 0.4%
InterGlobe Aviation Ltd.(a)	453	28,543
Personal Care Products – 2.8%
Godrej Consumer Products Ltd.	2,170	28,519
Hindustan Unilever Ltd.	5,190	146,975
Total Personal Care Products		175,494
Pharmaceuticals – 3.2%
Cipla Ltd.	2,920	49,439
Dr. Reddy’s Laboratories Ltd.	3,335	45,963
Sun Pharmaceutical Industries Ltd.	6,066	108,922
Total Pharmaceuticals		204,324
Real Estate Management & Development – 0.4%
DLF Ltd.	3,279	26,331
Specialty Retail – 0.9%
Trent Ltd.	1,030	54,262
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 1.3%
Titan Co. Ltd.	2,237	$84,830
Tobacco – 1.2%
ITC Ltd.	17,296	78,222
Trading Companies & Distributors – 0.7%
Adani Enterprises Ltd.	1,563	44,113
Transportation Infrastructure – 1.0%
Adani Ports & Special Economic Zone Ltd.	4,212	66,580
Wireless Telecommunication Services – 4.6%
Bharti Airtel Ltd.	13,785	291,633
TOTAL COMMON STOCKS (COST: $6,151,498)		6,520,171
PREFERRED STOCKS – 0.0%
India – 0.0%
TVS Motor Co. Ltd., 6.00%^ (Cost: $0)	5,224	588
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $9,940)	9,940	9,940
TOTAL INVESTMENTS IN SECURITIES – 102.5% (Cost: $6,161,438)		6,530,699
Other Liabilities less Assets – (2.5)%		(157,407)
NET ASSETS – 100.0%		$6,373,292

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $588, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
INR	Indian rupee
USD	United States dollar

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree India Hedged Equity Fund (INDH) September 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/6/2025	558,136,176	INR	6,282,487	USD	$1,315	$—
Citibank NA	11/6/2025	6,354,686	USD	565,573,387	INR	677	—
Morgan Stanley & Co. International	10/6/2025	6,320,049	USD	558,136,176	INR	36,247	—
						$38,239	$—

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
IFSC NIFTY 50	1	10/28/25	$49,523	$(1)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$6,520,171	$—	$—		$6,520,171
Preferred Stocks	—	—	588	*	588
Mutual Fund	—	9,940	—		9,940
Total Investments in Securities	$6,520,171	$9,940	$588		$6,530,699
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$38,239	$—		$38,239
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1)	$—	$—		$(1)
Total – Net	$6,520,170	$48,179	$588		$6,568,937

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 6.6%
Ampol Ltd.	359,971	$7,135,650
APA Group	2,567,647	15,111,163
BlueScope Steel Ltd.	331,725	4,988,412
Brambles Ltd.	821,507	13,502,450
Breville Group Ltd.(a)	66,144	1,314,231
Cochlear Ltd.	24,511	4,536,322
Codan Ltd.	101,570	1,987,154
Domino’s Pizza Enterprises Ltd.	57,913	517,387
Glencore PLC*	6,421,303	29,530,227
GrainCorp Ltd., Class A	180,512	1,076,709
IDP Education Ltd.	238,506	1,038,519
Netwealth Group Ltd.	115,345	2,246,715
Pinnacle Investment Management Group Ltd.	192,603	2,291,274
Pro Medicus Ltd.	8,527	1,742,229
REA Group Ltd.	29,786	4,561,278
Sonic Healthcare Ltd.	472,034	6,707,299
Technology One Ltd.	90,695	2,311,757
Wesfarmers Ltd.	782,227	47,705,082
WiseTech Global Ltd.	27,302	1,633,019
Total Australia		149,936,877
Austria – 0.6%
Kontron AG(a)	85,952	2,763,185
Mondi PLC	440,469	6,072,130
Wienerberger AG	127,867	4,119,682
Total Austria		12,954,997
Belgium – 0.9%
Fagron	64,259	1,493,475
Kinepolis Group NV	21,705	816,108
Melexis NV	64,286	5,094,906
Solvay SA	141,227	4,483,744
Syensqo SA	69,246	5,589,709
Tessenderlo Group SA	73,475	2,231,711
Total Belgium		19,709,653
Brazil – 0.2%
Yara International ASA	127,261	4,650,260
Canada – 0.0%
Champion Iron Ltd.	198,619	614,734
Chile – 0.5%
Antofagasta PLC	280,167	10,376,081
China – 0.6%
Prosus NV*	209,367	14,745,610
Denmark – 3.3%
Coloplast AS, Class B	123,321	10,540,754
DSV AS	19,484	3,878,214
Novo Nordisk AS, Class B	919,513	49,885,114
Investments	Shares	Value
Novonesis Novozymes, Class B	97,382	$5,964,510
Pandora AS	36,859	4,806,384
Total Denmark		75,074,976
Faroe Islands – 0.1%
Bakkafrost P/F	29,465	1,350,728
Finland – 1.1%
Hiab OYJ, Class B	27,105	1,580,316
Kone OYJ, Class B	350,403	23,879,960
Total Finland		25,460,276
France – 5.5%
Airbus SE	237,413	55,066,747
BioMerieux	28,472	3,807,133
FDJ UNITED	234,255	7,844,613
Gaztransport & Technigaz SA	30,937	5,728,912
Hermes International SCA	18,611	45,550,879
Ipsen SA	32,952	4,398,432
Vivendi SE*	602,023	2,120,716
Total France		124,517,432
Georgia – 0.2%
TBC Bank Group PLC	56,989	3,486,990
Germany – 11.5%
AIXTRON SE	115,490	2,001,586
Daimler Truck Holding AG	990,746	40,767,704
Dermapharm Holding SE	16,631	636,073
Deutsche Post AG, Registered Shares	1,384,305	61,711,612
Fielmann Group AG	53,577	3,235,782
HochTief AG	66,198	17,718,884
Hugo Boss AG	70,265	3,338,781
Knorr-Bremse AG	84,000	7,881,193
Krones AG	12,286	1,790,070
Nemetschek SE	18,000	2,343,420
Rheinmetall AG	10,862	25,327,871
SAP SE	296,526	79,404,458
Schott Pharma AG & Co. KGaA	40,004	991,799
Sixt SE	36,067	3,489,887
Stroeer SE & Co. KGaA	57,801	2,574,023
Suedzucker AG	474,907	5,225,816
Wacker Neuson SE	41,416	1,070,603
Total Germany		259,509,562
Hong Kong – 0.7%
Pacific Basin Shipping Ltd.	2,903,000	936,524
SUNeVision Holdings Ltd.	2,543,000	2,245,439
Techtronic Industries Co. Ltd.	749,500	9,589,831
VTech Holdings Ltd.	439,700	3,543,415
Total Hong Kong		16,315,209
Ireland – 0.1%
Kingspan Group PLC	14,468	1,203,593
See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2025
Investments	Shares	Value
Israel – 0.8%
Camtek Ltd.*	22,095	$2,313,504
Hilan Ltd.	6,036	467,020
Matrix IT Ltd.	90,916	3,206,210
Newmed Energy LP	2,126,928	11,228,583
Sapiens International Corp. NV	30,965	1,332,897
Total Israel		18,548,214
Italy – 2.2%
Amplifon SpA	6,781	110,392
Brunello Cucinelli SpA	23,226	2,538,021
Carel Industries SpA(b)	13,190	346,386
DiaSorin SpA	22,020	1,953,966
Ferrari NV	26,452	12,792,978
Maire SpA	150,555	2,228,966
Moncler SpA	155,063	9,086,264
PRADA SpA	1,226,900	7,379,945
Prysmian SpA	69,132	6,837,948
Reply SpA	9,932	1,414,416
Sesa SpA	11,327	1,149,917
Technogym SpA(b)	211,586	3,589,979
Zignago Vetro SpA(a)	25,998	238,577
Total Italy		49,667,755
Japan – 18.2%
Advantest Corp.	104,200	10,336,392
Asics Corp.	163,300	4,281,393
AZ-COM MARUWA Holdings, Inc.	39,400	285,192
BayCurrent, Inc.	33,100	1,949,893
Capcom Co. Ltd.	181,600	4,946,858
Chugai Pharmaceutical Co. Ltd.	515,700	22,515,717
Cosmo Energy Holdings Co. Ltd.	170,800	4,141,482
Create Restaurants Holdings, Inc.	164,300	861,077
CyberAgent, Inc.	295,500	3,553,563
Daifuku Co. Ltd.	147,400	4,733,847
Daihen Corp.	11,000	612,994
Daiichi Sankyo Co. Ltd.	603,000	13,535,193
Dentsu Soken, Inc.	49,100	2,157,694
Dexerials Corp.	110,800	1,707,934
Dip Corp.	43,200	680,096
Disco Corp.	26,900	8,471,537
Financial Partners Group Co. Ltd.	142,700	2,298,699
Food & Life Cos. Ltd.	49,100	2,572,277
Fujikura Ltd.	77,000	7,536,547
Fujimi, Inc.	68,600	1,006,112
Fujitsu Ltd.	508,600	11,998,256
Future Corp.	99,800	1,568,445
GMO Payment Gateway, Inc.	25,700	1,443,836
Goldwin, Inc.(a)	113,300	1,932,510
Hoya Corp.	51,900	7,195,399
Internet Initiative Japan, Inc.	45,600	808,502
Investments	Shares	Value
Japan Material Co. Ltd.	33,300	$412,177
Justsystems Corp.	36,700	1,191,566
Kakaku.com, Inc.	140,591	2,417,040
Kasumigaseki Capital Co. Ltd.(a)	8,400	546,027
Katitas Co. Ltd.	106,100	2,013,734
Keyence Corp.	27,700	10,349,636
Kobayashi Pharmaceutical Co. Ltd.	50,300	1,828,286
Kobe Bussan Co. Ltd.	45,400	1,249,318
Kotobuki Spirits Co. Ltd.	55,900	686,993
Lasertec Corp.	28,900	3,973,420
Macnica Holdings, Inc.	245,700	3,415,527
Maruwa Co. Ltd.	3,100	812,337
Meiko Electronics Co. Ltd.	27,200	1,810,448
Micronics Japan Co. Ltd.	36,800	1,465,172
MonotaRO Co. Ltd.	70,100	1,023,365
Morinaga Milk Industry Co. Ltd.	49,200	1,154,002
Murata Manufacturing Co. Ltd.	965,100	18,398,883
Nextage Co. Ltd.	123,000	1,967,200
Nihon Kohden Corp.	154,200	1,765,075
Nihon M&A Center Holdings, Inc.	493,500	2,523,889
Nintendo Co. Ltd.	745,700	64,655,777
Nippon Steel Corp.(a)	6,636,400	27,388,603
Nomura Research Institute Ltd.	182,100	6,994,978
NSD Co. Ltd.	45,200	1,064,466
Olympus Corp.	147,500	1,868,656
Oracle Corp.	49,100	5,020,212
Organo Corp.	14,600	1,121,062
PAL GROUP Holdings Co. Ltd.	115,700	1,966,395
Pan Pacific International Holdings Corp.	574,800	3,794,766
Recruit Holdings Co. Ltd.	130,400	7,031,013
Riken Keiki Co. Ltd.	30,400	643,261
Rorze Corp.	43,800	659,439
Round One Corp.	185,700	1,643,430
Sanrio Co. Ltd.(a)	62,100	2,922,823
SCREEN Holdings Co. Ltd.(a)	77,400	7,054,230
Shin-Etsu Chemical Co. Ltd.	925,500	30,412,374
Simplex Holdings, Inc.	64,300	1,891,753
SMS Co. Ltd.	26,700	281,852
Socionext, Inc.(a)	116,100	2,193,310
Sysmex Corp.	197,900	2,444,856
Tokyo Electron Ltd.	259,900	46,389,031
Tokyo Ohka Kogyo Co. Ltd.	79,400	2,606,434
Toridoll Holdings Corp.	37,800	1,229,073
Towa Corp.	73,800	1,067,885
Ulvac, Inc.	49,300	2,152,796
Yaskawa Electric Corp.	88,800	1,898,240
ZOZO, Inc.	476,000	4,383,384
Total Japan		412,915,639

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2025
Investments	Shares	Value
Netherlands – 7.3%
Arcadis NV	18,418	$928,405
ASM International NV	6,195	3,718,176
ASML Holding NV	89,170	86,763,953
Corbion NV	73,927	1,422,836
Fugro NV(a)	35,723	381,339
Heineken Holding NV	184,174	12,627,197
Koninklijke KPN NV	4,291,556	20,609,013
Universal Music Group NV	946,024	27,300,355
Wolters Kluwer NV	79,864	10,899,537
Total Netherlands		164,650,811
Norway – 1.2%
Aker ASA, Class A	84,887	6,661,441
Borregaard ASA	67,072	1,305,436
Europris ASA(b)	266,699	2,704,999
Kongsberg Gruppen ASA	239,253	7,647,953
Mowi ASA	460,577	9,730,565
Total Norway		28,050,394
Portugal – 0.7%
Corticeira Amorim SGPS SA	21,083	178,362
Jeronimo Martins SGPS SA	646,907	15,734,392
Total Portugal		15,912,754
Singapore – 0.0%
iFAST Corp. Ltd.	120,500	829,068
Spain – 5.0%
Amadeus IT Group SA	207,800	16,481,134
Industria de Diseno Textil SA	1,711,706	94,468,607
Laboratorios Farmaceuticos Rovi SA	30,231	2,065,571
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	126,101	191,138
Total Spain		113,206,450
Sweden – 5.2%
AddTech AB, Class B	45,687	1,482,565
Atlas Copco AB, Class A	1,148,444	19,403,063
Axfood AB	196,342	6,097,915
Beijer Ref AB	60,114	937,334
Bilia AB, Class A	66,778	816,522
BioGaia AB, Class B	167,383	1,907,843
Bravida Holding AB(b)	175,417	1,711,253
Bufab AB	28,504	267,792
Epiroc AB, Class A	339,847	7,169,051
Epiroc AB, Class B	163,303	3,080,239
EQT AB	354,892	12,286,189
Evolution AB(a)(b)	170,358	14,008,876
Hemnet Group AB	16,805	423,113
Indutrade AB	33,686	772,925
JM AB	81,507	1,217,609
Lifco AB, Class B	49,355	1,667,714
Lindab International AB	43,884	924,797
Investments	Shares	Value
Munters Group AB(b)	35,699	$424,739
New Wave Group AB, Class B	156,869	1,833,038
Nolato AB, Class B	86,935	544,436
Paradox Interactive AB	68,311	1,271,058
Sandvik AB	785,937	21,877,312
Sectra AB, Class B	33,570	1,114,348
Securitas AB, Class B	392,763	5,913,307
SkiStar AB	71,425	1,196,100
Sweco AB, Class B	99,630	1,661,012
Thule Group AB(b)	90,152	2,210,402
Trelleborg AB, Class B	93,867	3,498,143
Truecaller AB, Class B	175,758	775,158
Vitec Software Group AB, Class B	20,354	717,198
Total Sweden		117,211,051
Switzerland – 6.4%
Belimo Holding AG, Registered Shares	3,666	3,831,181
Clariant AG, Registered Shares*	177,515	1,639,836
Comet Holding AG, Registered Shares	3,092	747,692
Geberit AG, Registered Shares	20,141	15,117,458
Georg Fischer AG, Registered Shares	39,120	3,045,917
Huber & Suhner AG, Registered Shares	6,262	1,073,508
Logitech International SA, Registered Shares	72,254	7,880,603
Lonza Group AG, Registered Shares	13,889	9,202,892
SFS Group AG	17,270	2,318,150
Sika AG, Registered Shares	53,324	11,869,139
Sonova Holding AG, Registered Shares	21,558	5,868,740
Stadler Rail AG(a)	44,242	1,078,178
Straumann Holding AG, Registered Shares	29,292	3,125,609
Sulzer AG, Registered Shares	17,887	3,030,437
UBS Group AG, Registered Shares	1,750,435	71,522,204
VAT Group AG(b)	9,338	3,689,898
Total Switzerland		145,041,442
United Kingdom – 8.8%
Admiral Group PLC	297,085	13,406,348
Ashtead Group PLC	114,510	7,654,000
Auto Trader Group PLC(b)	201,483	2,137,965
B&M European Value Retail SA	1,830,213	6,448,091
Barratt Redrow PLC	798,225	4,189,906
Bellway PLC	92,067	3,041,616
Bytes Technology Group PLC	6,414	34,246
Compass Group PLC	647,817	22,056,009
Croda International PLC	94,897	3,454,498
Greggs PLC	4,048	87,412
Hays PLC	326,426	246,972
Howden Joinery Group PLC	227,173	2,579,690
Imperial Brands PLC	1,275,960	54,246,903
Inchcape PLC	350,576	3,268,344
InterContinental Hotels Group PLC	38,999	4,711,566
Intertek Group PLC	64,530	4,102,168
JD Sports Fashion PLC	596,718	765,575

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2025
Investments	Shares	Value
Kainos Group PLC	26,560	$337,719
Man Group PLC	1,310,399	3,147,199
MONY Group PLC	427,128	1,139,692
Next PLC	57,362	9,556,421
Persimmon PLC	243,308	3,796,344
RELX PLC	683,852	32,747,018
Renishaw PLC	21,628	1,040,922
Rightmove PLC	204,225	1,948,210
RS Group PLC	18,356	140,486
Sage Group PLC	364,123	5,392,207
Savills PLC	72,382	929,618
Softcat PLC	68,840	1,462,425
Spectris PLC	46,690	2,577,113
Spirax Group PLC	13,965	1,281,246
Telecom Plus PLC	53,339	1,345,675
Total United Kingdom		199,273,604
United States – 11.6%
Acerinox SA	527,788	6,883,674
BP PLC	20,250,908	116,071,320
CSL Ltd.	148,991	19,571,013
Experian PLC	175,604	8,799,065
GSK PLC	3,992,883	84,635,978
Roche Holding AG, Bearer Shares	82,034	28,064,670
Total United States		264,025,720
TOTAL COMMON STOCKS (Cost: $1,859,361,731)		2,249,239,880
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $170,491)	6,017	239,958
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d) (Cost: $993,806)	993,806	993,806
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(d)	29,659,996	$29,659,996
WisdomTree Government Money Market Digital Fund, 4.10%(c)(d)	8,400,000	8,400,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $38,059,996)		38,059,996
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $1,898,586,024)		2,288,533,640
Other Liabilities less Assets – (1.0)%		(22,388,655)
NET ASSETS – 100.0%		$2,266,144,985

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $31,081,210 and the total market value of the collateral held by the Fund was $55,077,614. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,017,618.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)  Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$33,300,000	$24,900,000	$—	$—	$8,400,000	$—	$30,500
WisdomTree International Quality Dividend Growth Fund	214,687	—	—	—	25,271	239,958	3,821	—
Total	$214,687	$33,300,000	$24,900,000	$—	$25,271	$8,639,958	$3,821	$30,500

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	10/3/2025	971,193,874	JPY	6,639,083	USD	$—	$(62,270)
Citibank NA	10/3/2025	3,521,961	AUD	2,352,164	USD	—	(17,950)
Citibank NA	10/3/2025	10,594,930	EUR	12,568,434	USD	—	(118,631)
Commonwealth Bank of Australia	10/3/2025	2,241,933	CHF	2,851,821	USD	—	(33,742)
Deutsche Bank AG	10/3/2025	1,115,887	AUD	735,051	USD	4,514	—
Deutsche Bank AG	10/3/2025	43,465,917	AUD	28,807,810	USD	—	(345)
Deutsche Bank AG	10/3/2025	705,477	CHF	891,194	USD	—	(4,419)
Deutsche Bank AG	10/3/2025	27,786,129	CHF	34,927,294	USD	—	(511)
Deutsche Bank AG	10/3/2025	8,281,026	DKK	1,316,128	USD	—	(12,512)
Deutsche Bank AG	10/3/2025	2,610,424	DKK	411,290	USD	—	(352)
Deutsche Bank AG	10/3/2025	102,392,836	DKK	16,119,102	USD	—	(213)
Deutsche Bank AG	10/3/2025	3,339,210	EUR	3,927,636	USD	—	(3,824)
Deutsche Bank AG	10/3/2025	130,995,051	EUR	153,930,188	USD	—	(1,600)
Deutsche Bank AG	10/3/2025	1,701,252	GBP	2,302,993	USD	—	(12,669)
Deutsche Bank AG	10/3/2025	67,043,044	GBP	90,257,905	USD	—	(658)
Deutsche Bank AG	10/3/2025	305,773,135	JPY	2,074,713	USD	—	(4,053)
Deutsche Bank AG	10/3/2025	12,007,273,435	JPY	81,311,266	USD	609	—
Deutsche Bank AG	10/3/2025	1,626,381	NOK	162,688	USD	313	—
Deutsche Bank AG	10/3/2025	63,617,026	NOK	6,376,004	USD	—	(96)
Deutsche Bank AG	10/3/2025	5,621,287	SEK	600,774	USD	—	(3,049)
Deutsche Bank AG	10/3/2025	221,427,091	SEK	23,545,286	USD	—	(390)
Deutsche Bank AG	10/3/2025	6,120	SGD	4,776	USD	—	(29)
Deutsche Bank AG	10/3/2025	241,273	SGD	187,166	USD	—	(1)^
Deutsche Bank AG	10/3/2025	30,254,710	USD	46,201,725	AUD	—	(365,939)
Deutsche Bank AG	10/3/2025	36,681,551	USD	29,198,808	CHF	—	(20,950)
Deutsche Bank AG	10/3/2025	16,928,699	USD	107,714,116	DKK	—	(27,877)
Deutsche Bank AG	10/3/2025	161,661,481	USD	137,850,202	EUR	—	(322,402)
Deutsche Bank AG	10/3/2025	94,791,195	USD	70,142,388	GBP	361,431	—
Deutsche Bank AG	10/3/2025	85,395,203	USD	12,495,407,648	JPY	777,739	—
Deutsche Bank AG	10/3/2025	6,696,245	USD	67,270,578	NOK	—	(45,834)
Deutsche Bank AG	10/3/2025	24,727,870	USD	233,619,519	SEK	—	(113,477)
Deutsche Bank AG	10/3/2025	196,567	USD	251,565	SGD	1,418	—
Deutsche Bank AG	10/6/2025	38,106,308	HKD	4,898,221	USD	—	(143)
Deutsche Bank AG	10/6/2025	972,706	HKD	124,981	USD	48	—
Deutsche Bank AG	10/6/2025	289,394	ILS	87,095	USD	506	—
Deutsche Bank AG	10/6/2025	11,276,195	ILS	3,413,375	USD	—	(0)^
Deutsche Bank AG	10/6/2025	5,144,239	USD	40,061,934	HKD	—	(5,210)
Deutsche Bank AG	10/6/2025	3,584,815	USD	11,988,277	ILS	—	(44,112)
Deutsche Bank AG	11/5/2025	28,376,031	USD	42,794,938	AUD	57	—
Deutsche Bank AG	11/5/2025	34,556,044	USD	27,382,002	CHF	477	—
Deutsche Bank AG	11/5/2025	15,621,018	USD	99,001,534	DKK	—	(164)
Deutsche Bank AG	11/5/2025	158,995,652	USD	135,037,214	EUR	1,287	—
Deutsche Bank AG	11/5/2025	92,193,040	USD	68,469,008	GBP	497	—
Deutsche Bank AG	11/5/2025	4,887,417	USD	37,996,354	HKD	—	(61)
Deutsche Bank AG	11/5/2025	3,622,992	USD	11,969,141	ILS	—	(200)
Deutsche Bank AG	11/5/2025	6,806,184	USD	67,895,565	NOK	45	—
Deutsche Bank AG	11/5/2025	23,523,119	USD	220,751,179	SEK	—	(232)
Deutsche Bank AG	11/5/2025	194,838	USD	250,524	SGD	—	(10)
Deutsche Bank AG	11/6/2025	83,022,166	USD	12,216,502,261	JPY	—	(1,428)
Goldman Sachs	10/3/2025	1,784,265	AUD	1,176,082	USD	6,457	—

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	10/3/2025	720,819	AUD	472,029	USD	$5,701	$—
Goldman Sachs	10/3/2025	43,466,035	AUD	28,807,810	USD	—	(267)
Goldman Sachs	10/3/2025	1,130,409	CHF	1,425,911	USD	—	(5,002)
Goldman Sachs	10/3/2025	457,805	CHF	572,300	USD	3,155	—
Goldman Sachs	10/3/2025	27,786,164	CHF	34,927,294	USD	—	(467)
Goldman Sachs	10/3/2025	4,169,534	DKK	658,064	USD	—	(1,687)
Goldman Sachs	10/3/2025	1,687,796	DKK	264,119	USD	1,577	—
Goldman Sachs	10/3/2025	102,393,968	DKK	16,119,102	USD	—	(35)
Goldman Sachs	10/3/2025	2,159,494	EUR	2,522,216	USD	15,345	—
Goldman Sachs	10/3/2025	5,335,211	EUR	6,284,217	USD	—	(14,961)
Goldman Sachs	10/3/2025	130,994,828	EUR	153,930,188	USD	—	(1,862)
Goldman Sachs	10/3/2025	1,107,888	GBP	1,478,917	USD	12,586	—
Goldman Sachs	10/3/2025	2,730,195	GBP	3,684,789	USD	—	(9,241)
Goldman Sachs	10/3/2025	67,042,546	GBP	90,257,905	USD	—	(1,329)
Goldman Sachs	10/3/2025	199,268,207	JPY	1,332,322	USD	17,099	—
Goldman Sachs	10/3/2025	490,401,103	JPY	3,319,541	USD	1,399	—
Goldman Sachs	10/3/2025	12,007,267,174	JPY	81,311,266	USD	566	—
Goldman Sachs	10/3/2025	2,587,783	NOK	260,301	USD	—	(945)
Goldman Sachs	10/3/2025	1,048,018	NOK	104,474	USD	562	—
Goldman Sachs	10/3/2025	63,617,224	NOK	6,376,004	USD	—	(76)
Goldman Sachs	10/3/2025	17,739,647	SEK	1,922,478	USD	—	(36,177)
Goldman Sachs	10/3/2025	9,009,219	SEK	961,239	USD	—	(3,266)
Goldman Sachs	10/3/2025	3,653,007	SEK	385,800	USD	2,633	—
Goldman Sachs	10/3/2025	221,428,252	SEK	23,545,286	USD	—	(267)
Goldman Sachs	10/3/2025	9,797	SGD	7,641	USD	—	(41)
Goldman Sachs	10/3/2025	3,966	SGD	3,067	USD	10	—
Goldman Sachs	10/3/2025	241,278	SGD	187,166	USD	3	—
Goldman Sachs	10/6/2025	1,553,682	HKD	199,970	USD	—	(264)
Goldman Sachs	10/6/2025	38,107,782	HKD	4,898,221	USD	47	—
Goldman Sachs	10/6/2025	624,423	HKD	80,260	USD	2	—
Goldman Sachs	10/6/2025	466,919	ILS	139,351	USD	1,988	—
Goldman Sachs	10/6/2025	187,484	ILS	55,930	USD	823	—
Goldman Sachs	10/6/2025	11,276,197	ILS	3,413,375	USD	0^	—
Goldman Sachs	11/5/2025	28,376,031	USD	42,794,732	AUD	194	—
Goldman Sachs	11/5/2025	34,556,044	USD	27,381,967	CHF	520	—
Goldman Sachs	11/5/2025	15,621,018	USD	99,000,264	DKK	36	—
Goldman Sachs	11/5/2025	158,995,652	USD	135,036,870	EUR	1,693	—
Goldman Sachs	11/5/2025	92,193,040	USD	68,468,601	GBP	1,045	—
Goldman Sachs	11/5/2025	4,887,417	USD	37,993,475	HKD	309	—
Goldman Sachs	11/5/2025	3,622,992	USD	11,968,358	ILS	37	—
Goldman Sachs	11/5/2025	6,806,184	USD	67,895,708	NOK	31	—
Goldman Sachs	11/5/2025	23,523,119	USD	220,746,383	SEK	280	—
Goldman Sachs	11/5/2025	194,838	USD	250,515	SGD	—	(3)
Goldman Sachs	11/6/2025	83,022,166	USD	12,216,446,055	JPY	—	(1,046)
HSBC Holdings PLC	10/3/2025	43,465,838	AUD	28,807,810	USD	—	(397)
HSBC Holdings PLC	10/3/2025	27,786,129	CHF	34,927,294	USD	—	(511)
HSBC Holdings PLC	10/3/2025	102,394,984	DKK	16,119,102	USD	125	—
HSBC Holdings PLC	10/3/2025	130,995,274	EUR	153,930,188	USD	—	(1,338)
HSBC Holdings PLC	10/3/2025	67,042,895	GBP	90,257,905	USD	—	(859)
HSBC Holdings PLC	10/3/2025	12,007,275,305	JPY	81,311,266	USD	621	—
HSBC Holdings PLC	10/3/2025	63,617,345	NOK	6,376,004	USD	—	(64)
HSBC Holdings PLC	10/3/2025	221,428,487	SEK	23,545,286	USD	—	(242)
HSBC Holdings PLC	10/3/2025	241,278	SGD	187,166	USD	3	—
See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	10/6/2025	3,110,249	HKD	399,941	USD	$—	$(158)
HSBC Holdings PLC	10/6/2025	38,108,267	HKD	4,898,221	USD	109	—
HSBC Holdings PLC	10/6/2025	11,276,368	ILS	3,413,375	USD	52	—
HSBC Holdings PLC	11/5/2025	28,376,031	USD	42,795,441	AUD	—	(277)
HSBC Holdings PLC	11/5/2025	34,556,044	USD	27,382,624	CHF	—	(308)
HSBC Holdings PLC	11/5/2025	15,621,018	USD	99,001,794	DKK	—	(205)
HSBC Holdings PLC	11/5/2025	158,995,652	USD	135,037,501	EUR	950	—
HSBC Holdings PLC	11/5/2025	92,193,040	USD	68,468,337	GBP	1,401	—
HSBC Holdings PLC	11/5/2025	4,887,417	USD	37,994,887	HKD	128	—
HSBC Holdings PLC	11/5/2025	3,622,992	USD	11,968,963	ILS	—	(146)
HSBC Holdings PLC	11/5/2025	6,806,184	USD	67,896,314	NOK	—	(30)
HSBC Holdings PLC	11/5/2025	23,523,119	USD	220,748,241	SEK	82	—
HSBC Holdings PLC	11/5/2025	194,838	USD	250,515	SGD	—	(3)
HSBC Holdings PLC	11/6/2025	83,022,166	USD	12,216,495,869	JPY	—	(1,384)
JPMorgan Chase Bank NA	10/1/2025	513,075	USD	409,147	CHF	—	(1,154)
JPMorgan Chase Bank NA	10/3/2025	1,564,698	AUD	1,029,072	USD	7,947	—
JPMorgan Chase Bank NA	10/3/2025	994,701	CHF	1,247,672	USD	2,653	—
JPMorgan Chase Bank NA	10/3/2025	3,663,591	DKK	575,806	USD	924	—
JPMorgan Chase Bank NA	10/3/2025	4,687,074	EUR	5,498,690	USD	8,959	—
JPMorgan Chase Bank NA	10/3/2025	2,402,746	GBP	3,224,190	USD	10,527	—
JPMorgan Chase Bank NA	10/3/2025	431,637,033	JPY	2,904,599	USD	18,397	—
JPMorgan Chase Bank NA	10/3/2025	2,272,613	NOK	227,763	USD	6	—
JPMorgan Chase Bank NA	10/3/2025	7,920,402	SEK	841,084	USD	1,112	—
JPMorgan Chase Bank NA	10/3/2025	8,624	SGD	6,686	USD	4	—
JPMorgan Chase Bank NA	10/3/2025	30,254,707	USD	46,201,206	AUD	—	(365,597)
JPMorgan Chase Bank NA	10/3/2025	36,681,551	USD	29,198,830	CHF	—	(20,977)
JPMorgan Chase Bank NA	10/3/2025	16,928,697	USD	107,713,202	DKK	—	(27,735)
JPMorgan Chase Bank NA	10/3/2025	161,661,477	USD	137,841,266	EUR	—	(311,905)
JPMorgan Chase Bank NA	10/3/2025	94,791,194	USD	70,141,246	GBP	362,968	—
JPMorgan Chase Bank NA	10/3/2025	85,395,201	USD	12,495,410,088	JPY	777,721	—
JPMorgan Chase Bank NA	10/3/2025	6,696,244	USD	67,269,483	NOK	—	(45,725)
JPMorgan Chase Bank NA	10/3/2025	24,727,870	USD	233,617,956	SEK	—	(113,311)
JPMorgan Chase Bank NA	10/3/2025	196,564	USD	251,570	SGD	1,411	—
JPMorgan Chase Bank NA	10/6/2025	1,361,633	HKD	174,974	USD	47	—
JPMorgan Chase Bank NA	10/6/2025	404,097	ILS	121,932	USD	391	—
JPMorgan Chase Bank NA	10/6/2025	5,144,235	USD	40,057,798	HKD	—	(4,683)
JPMorgan Chase Bank NA	10/6/2025	3,584,814	USD	11,988,835	ILS	—	(44,281)
Morgan Stanley & Co. International	10/3/2025	5,395,760	GBP	7,369,578	USD	—	(105,492)
Morgan Stanley & Co. International	10/3/2025	19,483	SGD	15,282	USD	—	(168)
Morgan Stanley & Co. International	10/3/2025	30,254,710	USD	46,201,824	AUD	—	(366,004)
Morgan Stanley & Co. International	10/3/2025	36,681,551	USD	29,198,808	CHF	—	(20,950)
Morgan Stanley & Co. International	10/3/2025	16,928,699	USD	107,715,348	DKK	—	(28,071)
Morgan Stanley & Co. International	10/3/2025	161,661,481	USD	137,841,269	EUR	—	(311,905)
Morgan Stanley & Co. International	10/3/2025	94,791,195	USD	70,141,817	GBP	362,200	—
Morgan Stanley & Co. International	10/3/2025	85,395,203	USD	12,495,424,727	JPY	777,624	—
Morgan Stanley & Co. International	10/3/2025	6,696,245	USD	67,270,477	NOK	—	(45,824)
Morgan Stanley & Co. International	10/3/2025	24,727,870	USD	233,620,137	SEK	—	(113,543)
Morgan Stanley & Co. International	10/3/2025	196,567	USD	251,527	SGD	1,448	—
Morgan Stanley & Co. International	10/6/2025	5,144,239	USD	40,060,185	HKD	—	(4,985)
Morgan Stanley & Co. International	10/6/2025	3,584,815	USD	11,988,930	ILS	—	(44,309)
Royal Bank of Canada	10/3/2025	2,241,108	AUD	1,470,102	USD	15,215	—
Royal Bank of Canada	10/3/2025	43,465,834	AUD	28,807,807	USD	—	(397)
Royal Bank of Canada	10/3/2025	27,786,163	CHF	34,927,293	USD	—	(467)

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	10/3/2025	1,417,733	CHF	1,782,388	USD	$—	$(317)
Royal Bank of Canada	10/3/2025	5,223,272	DKK	822,580	USD	—	(322)
Royal Bank of Canada	10/3/2025	102,392,814	DKK	16,119,098	USD	—	(212)
Royal Bank of Canada	10/3/2025	6,682,874	EUR	7,855,271	USD	—	(2,414)
Royal Bank of Canada	10/3/2025	130,994,937	EUR	153,930,185	USD	—	(1,731)
Royal Bank of Canada	10/3/2025	3,405,757	GBP	4,605,986	USD	—	(20,959)
Royal Bank of Canada	10/3/2025	67,042,792	GBP	90,257,901	USD	—	(993)
Royal Bank of Canada	10/3/2025	608,666,288	JPY	4,149,427	USD	—	(27,609)
Royal Bank of Canada	10/3/2025	12,007,281,271	JPY	81,311,264	USD	664	—
Royal Bank of Canada	10/3/2025	5,086,832	NOK	520,602	USD	—	(10,783)
Royal Bank of Canada	10/3/2025	3,265,260	NOK	325,376	USD	1,879	—
Royal Bank of Canada	10/3/2025	63,617,211	NOK	6,376,004	USD	—	(77)
Royal Bank of Canada	10/3/2025	11,236,624	SEK	1,201,549	USD	—	(6,731)
Royal Bank of Canada	10/3/2025	221,428,002	SEK	23,545,282	USD	—	(289)
Royal Bank of Canada	10/3/2025	12,240	SGD	9,551	USD	—	(56)
Royal Bank of Canada	10/3/2025	241,274	SGD	187,165	USD	1	—
Royal Bank of Canada	10/3/2025	30,254,710	USD	46,201,189	AUD	—	(365,583)
Royal Bank of Canada	10/3/2025	36,681,551	USD	29,198,698	CHF	—	(20,811)
Royal Bank of Canada	10/3/2025	16,928,699	USD	107,713,130	DKK	—	(27,722)
Royal Bank of Canada	10/3/2025	161,661,481	USD	137,841,034	EUR	—	(311,629)
Royal Bank of Canada	10/3/2025	94,791,195	USD	70,141,454	GBP	362,689	—
Royal Bank of Canada	10/3/2025	85,395,203	USD	12,495,388,861	JPY	777,867	—
Royal Bank of Canada	10/3/2025	6,696,245	USD	67,269,788	NOK	—	(45,755)
Royal Bank of Canada	10/3/2025	24,727,870	USD	233,618,580	SEK	—	(113,377)
Royal Bank of Canada	10/3/2025	196,567	USD	251,558	SGD	1,423	—
Royal Bank of Canada	10/6/2025	1,946,781	HKD	249,963	USD	271	—
Royal Bank of Canada	10/6/2025	38,107,308	HKD	4,898,218	USD	—	(11)
Royal Bank of Canada	10/6/2025	930,171	ILS	278,703	USD	2,865	—
Royal Bank of Canada	10/6/2025	582,448	ILS	174,189	USD	2,122	—
Royal Bank of Canada	10/6/2025	11,276,194	ILS	3,413,374	USD	0^	—
Royal Bank of Canada	10/6/2025	5,144,239	USD	40,058,431	HKD	—	(4,760)
Royal Bank of Canada	10/6/2025	3,584,815	USD	11,988,475	ILS	—	(44,172)
Royal Bank of Canada	11/5/2025	28,376,031	USD	42,794,990	AUD	23	—
Royal Bank of Canada	11/5/2025	34,556,042	USD	27,382,173	CHF	259	—
Royal Bank of Canada	11/5/2025	15,621,018	USD	99,000,685	DKK	—	(30)
Royal Bank of Canada	11/5/2025	158,995,650	USD	135,037,327	EUR	1,152	—
Royal Bank of Canada	11/5/2025	92,193,037	USD	68,469,107	GBP	360	—
Royal Bank of Canada	11/5/2025	4,887,414	USD	37,993,930	HKD	248	—
Royal Bank of Canada	11/5/2025	3,622,989	USD	11,969,312	ILS	—	(254)
Royal Bank of Canada	11/5/2025	6,806,183	USD	67,896,059	NOK	—	(5)
Royal Bank of Canada	11/5/2025	23,523,115	USD	220,748,462	SEK	54	—
Royal Bank of Canada	11/5/2025	194,835	USD	250,516	SGD	—	(7)
Royal Bank of Canada	11/6/2025	83,022,165	USD	12,216,477,208	JPY	—	(1,258)
UBS AG	10/3/2025	43,465,943	AUD	28,807,810	USD	—	(328)
UBS AG	10/3/2025	27,786,129	CHF	34,927,294	USD	—	(511)
UBS AG	10/3/2025	102,393,017	DKK	16,119,102	USD	—	(184)
UBS AG	10/3/2025	130,995,051	EUR	153,930,188	USD	—	(1,600)
UBS AG	10/3/2025	67,042,820	GBP	90,257,905	USD	—	(960)
UBS AG	10/3/2025	12,007,763,173	JPY	81,311,266	USD	3,925	—
UBS AG	10/3/2025	63,615,942	NOK	6,376,004	USD	—	(205)
UBS AG	10/3/2025	221,418,834	SEK	23,545,286	USD	—	(1,268)
UBS AG	10/3/2025	241,276	SGD	187,166	USD	1	—
UBS AG	10/3/2025	30,254,710	USD	46,202,177	AUD	—	(366,238)

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) (concluded) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	10/3/2025	36,681,551	USD	29,198,808	CHF	$—	$(20,950)
UBS AG	10/3/2025	16,928,699	USD	107,712,656	DKK	—	(27,647)
UBS AG	10/3/2025	161,661,481	USD	137,840,799	EUR	—	(311,353)
UBS AG	10/3/2025	94,791,195	USD	70,141,739	GBP	362,304	—
UBS AG	10/3/2025	85,395,203	USD	12,495,956,910	JPY	774,020	—
UBS AG	10/3/2025	6,696,245	USD	67,270,310	NOK	—	(45,807)
UBS AG	10/3/2025	24,727,870	USD	233,616,923	SEK	—	(113,201)
UBS AG	10/3/2025	196,567	USD	251,559	SGD	1,423	—
UBS AG	10/6/2025	38,107,435	HKD	4,898,221	USD	2	—
UBS AG	10/6/2025	11,276,273	ILS	3,413,375	USD	23	—
UBS AG	10/6/2025	5,144,239	USD	40,060,381	HKD	—	(5,011)
UBS AG	10/6/2025	3,584,815	USD	11,988,421	ILS	—	(44,155)
UBS AG	11/5/2025	28,376,031	USD	42,795,312	AUD	—	(191)
UBS AG	11/5/2025	34,556,044	USD	27,382,209	CHF	215	—
UBS AG	11/5/2025	15,621,018	USD	99,002,497	DKK	—	(316)
UBS AG	11/5/2025	158,995,652	USD	135,037,100	EUR	1,422	—
UBS AG	11/5/2025	92,193,040	USD	68,469,262	GBP	155	—
UBS AG	11/5/2025	4,887,417	USD	37,995,914	HKD	—	(4)
UBS AG	11/5/2025	3,622,992	USD	11,968,924	ILS	—	(134)
UBS AG	11/5/2025	6,806,184	USD	67,895,259	NOK	76	—
UBS AG	11/5/2025	23,523,119	USD	220,743,560	SEK	580	—
UBS AG	11/5/2025	194,838	USD	250,513	SGD	—	(2)
UBS AG	11/6/2025	83,022,166	USD	12,217,010,606	JPY	—	(4,882)
						$5,872,087	$(5,238,508)

^     Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,249,239,880	$—	$—	$2,249,239,880
Exchange-Traded Fund	239,958	—	—	239,958
Mutual Fund	—	993,806	—	993,806
Investment of Cash Collateral for Securities Loaned	—	38,059,996	—	38,059,996
Total Investments in Securities	$2,249,479,838	$39,053,802	$—	$2,288,533,640
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$5,872,087	$—	$5,872,087
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(5,238,508)	$—	$(5,238,508)
Total – Net	$2,249,479,838	$39,687,381	$—	$2,289,167,219

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.1%
Japan – 99.1%
Air Freight & Logistics – 0.3%
Mitsui-Soko Holdings Co. Ltd.(a)	97,700	$2,735,481
Nippon Express Holdings, Inc.	384,000	8,739,032
Total Air Freight & Logistics		11,474,513
Automobile Components – 4.8%
Aisan Industry Co. Ltd.	165,200	2,099,607
Bridgestone Corp.	1,008,685	46,771,675
Daikyonishikawa Corp.	462,500	2,295,511
Eagle Industry Co. Ltd.	98,000	1,740,556
Exedy Corp.	77,900	2,742,865
Fujikura Composites, Inc.	182,600	2,366,499
FuKoKu Co. Ltd.	34,000	426,827
Futaba Industrial Co. Ltd.	279,800	1,822,579
GS Yuasa Corp.	120,984	2,867,211
G-Tekt Corp.	165,400	2,219,743
JTEKT Corp.	557,678	5,552,802
KYB Corp.	133,700	3,553,323
Musashi Seimitsu Industry Co. Ltd.	99,300	2,319,701
NHK Spring Co. Ltd.	306,200	4,615,237
Nichirin Co. Ltd.	50,700	1,282,219
Nifco, Inc.	97,290	2,944,688
Niterra Co. Ltd.(a)	339,064	13,118,541
NPR-RIKEN Corp.	96,000	1,998,849
Pacific Industrial Co. Ltd.	137,200	2,469,293
Press Kogyo Co. Ltd.	457,500	1,991,892
Sanoh Industrial Co. Ltd.	264,700	1,661,488
Seiren Co. Ltd.	71,010	1,466,503
Shoei Co. Ltd.	89,200	1,062,415
Sumitomo Electric Industries Ltd.	1,222,483	34,915,078
Sumitomo Riko Co. Ltd.	181,700	2,714,089
Sumitomo Rubber Industries Ltd.	423,691	5,159,686
Tachi-S Co. Ltd.	169,400	2,256,220
Tokai Rika Co. Ltd.	160,614	2,911,356
Topre Corp.	138,200	2,174,742
Toyo Tire Corp.	330,700	8,802,395
Toyoda Gosei Co. Ltd.	249,900	6,230,367
Toyota Boshoku Corp.	362,536	6,025,288
Unipres Corp.	197,600	1,640,367
Yokohama Rubber Co. Ltd.	222,900	8,278,474
Total Automobile Components		190,498,086
Automobiles – 9.5%
Honda Motor Co. Ltd.(a)	9,939,541	103,039,830
Isuzu Motors Ltd.	1,441,400	18,246,249
Mazda Motor Corp.(a)	1,164,700	8,525,176
Mitsubishi Motors Corp.(a)	1,937,600	5,274,166
Subaru Corp.	1,196,467	24,547,483
Suzuki Motor Corp.	1,855,844	27,149,345
Investments	Shares	Value
Toyota Motor Corp.	9,538,750	$184,044,880
Yamaha Motor Co. Ltd.(a)	1,424,900	10,709,544
Total Automobiles		381,536,673
Banks – 10.8%
Mitsubishi UFJ Financial Group, Inc.(a)	12,003,722	194,582,459
Mizuho Financial Group, Inc.(a)	3,293,964	111,252,276
Sumitomo Mitsui Financial Group, Inc.	4,478,700	126,641,509
Total Banks		432,476,244
Beverages – 1.1%
Asahi Group Holdings Ltd.	1,495,000	17,973,203
Kirin Holdings Co. Ltd.	1,037,645	15,229,005
Sapporo Holdings Ltd.	27,900	1,396,275
Suntory Beverage & Food Ltd.	239,800	7,509,734
Takara Holdings, Inc.	224,400	2,652,200
Total Beverages		44,760,417
Broadline Retail – 0.2%
Ryohin Keikaku Co. Ltd.	413,900	8,253,618
Building Products – 1.0%
Central Glass Co. Ltd.	84,500	1,873,836
Daikin Industries Ltd.	150,949	17,457,487
Lixil Corp.	642,000	7,911,704
Nihon Flush Co. Ltd.	90,900	496,708
Nitto Boseki Co. Ltd.	22,900	1,023,395
Okabe Co. Ltd.	101,100	640,753
Sanwa Holdings Corp.	321,531	9,222,367
TOTO Ltd.(a)	141,000	3,717,737
Total Building Products		42,343,987
Capital Markets – 1.5%
Monex Group, Inc.	632,800	3,577,804
Nomura Holdings, Inc.	3,891,800	28,605,132
SBI Holdings, Inc.	578,400	25,206,232
Sparx Group Co. Ltd.	126,400	1,367,690
Total Capital Markets		58,756,858
Chemicals – 6.4%
ADEKA Corp.	156,100	3,489,089
Aica Kogyo Co. Ltd.	150,500	3,794,983
Arakawa Chemical Industries Ltd.	35,900	266,421
Artience Co. Ltd.	86,500	1,833,260
Asahi Kasei Corp.	1,909,460	15,056,141
Asahi Yukizai Corp.	32,900	1,024,749
C Uyemura & Co. Ltd.	23,000	1,822,121
Chugoku Marine Paints Ltd.(a)	165,500	4,017,453
Daicel Corp.	445,742	4,073,053
Denka Co. Ltd.(a)	161,815	2,501,978
DIC Corp.	120,053	2,967,082
Fujimi, Inc.	120,000	1,759,962
Fuso Chemical Co. Ltd.	51,800	1,718,658
Ishihara Sangyo Kaisha Ltd.	138,300	2,170,697
JCU Corp.	42,100	1,301,327

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2025
Investments	Shares	Value
JSP Corp.	130,100	$1,709,883
Kaneka Corp.	84,600	2,410,514
Kansai Paint Co. Ltd.(a)	161,200	2,632,182
Kanto Denka Kogyo Co. Ltd.	135,200	877,928
KH Neochem Co. Ltd.	101,900	1,923,670
Kumiai Chemical Industry Co. Ltd.	340,200	1,905,037
Kuraray Co. Ltd.	368,237	4,247,498
Kureha Corp.(a)	85,700	2,216,704
Lintec Corp.	113,647	2,801,064
Mitsubishi Chemical Group Corp.(a)	2,255,963	13,004,038
Mitsubishi Gas Chemical Co., Inc.	285,182	5,102,708
Mitsui Chemicals, Inc.	332,115	8,325,082
Moriroku Co. Ltd.	77,900	1,360,356
Nihon Nohyaku Co. Ltd.	218,300	1,484,059
Nippon Kayaku Co. Ltd.	302,300	2,844,201
Nippon Paint Holdings Co. Ltd.	1,300,900	8,896,699
Nippon Sanso Holdings Corp.	166,453	5,913,796
Nippon Shokubai Co. Ltd.	244,000	3,013,549
Nippon Soda Co. Ltd.	136,300	3,184,040
Nissan Chemical Corp.	171,153	6,223,324
Nitto Denko Corp.	661,070	15,742,853
NOF Corp.	168,300	2,948,113
Okamoto Industries, Inc.	25,900	889,142
Osaka Soda Co. Ltd.	95,000	1,065,883
PILLAR Corp.	51,200	1,428,337
Resonac Holdings Corp.	138,900	4,722,327
Riken Technos Corp.	101,000	861,699
Sakata INX Corp.	143,800	2,265,786
Sanyo Chemical Industries Ltd.	63,300	1,765,894
Shin-Etsu Chemical Co. Ltd.	1,354,695	44,515,928
Shin-Etsu Polymer Co. Ltd.	152,900	1,980,551
Sumitomo Bakelite Co. Ltd.	103,800	3,488,231
Sumitomo Seika Chemicals Co. Ltd.	54,800	1,764,390
T Hasegawa Co. Ltd.	66,800	1,318,495
Taiyo Holdings Co. Ltd.	85,352	4,669,697
Takasago International Corp.	134,200	1,470,262
Teijin Ltd.(a)	186,600	1,590,115
Tokuyama Corp.	132,400	3,294,647
Tokyo Ohka Kogyo Co. Ltd.	100,800	3,308,924
Toray Industries, Inc.	1,401,818	8,972,736
Tosoh Corp.(a)	590,907	8,760,476
Toyobo Co. Ltd.	190,851	1,469,327
UBE Corp.	180,000	2,783,763
Valqua Ltd.	58,200	1,481,748
Zacros Corp.	125,600	903,187
Zeon Corp.	353,000	3,935,501
Total Chemicals		255,271,318
Commercial Services & Supplies – 0.2%
Dai Nippon Printing Co. Ltd.	284,700	4,849,259
Pilot Corp.	54,000	1,755,087
Sato Corp.	109,800	1,686,200
Total Commercial Services & Supplies		8,290,546
Investments	Shares	Value
Construction & Engineering – 0.9%
CTI Engineering Co. Ltd.	69,000	$1,394,624
Obayashi Corp.	1,425,200	23,440,504
Penta-Ocean Construction Co. Ltd.	534,800	4,222,343
Taikisha Ltd.	143,000	2,767,336
Toa Corp.	204,400	2,895,384
Toda Corp.	393,100	2,714,981
Total Construction & Engineering		37,435,172
Construction Materials – 0.2%
Krosaki Harima Corp.	99,100	2,764,614
Shinagawa Refractories Co. Ltd.	115,500	1,462,471
Taiheiyo Cement Corp.	113,500	2,954,988
Total Construction Materials		7,182,073
Consumer Finance – 0.0%
J Trust Co. Ltd.	466,300	1,401,884
Containers & Packaging – 0.3%
Fuji Seal International, Inc.	117,600	2,268,629
Rengo Co. Ltd.	345,600	2,187,774
Toyo Seikan Group Holdings Ltd.	300,500	6,867,234
Total Containers & Packaging		11,323,637
Diversified Consumer Services – 0.0%
Aucnet, Inc.	24,400	306,807
Electrical Equipment – 2.6%
Cosel Co. Ltd.	194,400	1,579,578
Daihen Corp.	34,300	1,911,426
Fuji Electric Co. Ltd.	108,273	7,290,291
Fujikura Ltd.	231,800	22,687,944
Furukawa Electric Co. Ltd.	60,981	3,762,460
Mabuchi Motor Co. Ltd.	200,900	3,523,249
Mitsubishi Electric Corp.	1,832,014	47,175,740
NIDEC Corp.(a)	657,800	11,729,805
Nippon Carbon Co. Ltd.(a)	41,600	1,225,311
Sanyo Denki Co. Ltd.	54,400	1,298,439
SEC Carbon Ltd.(a)	50,100	767,351
Sinfonia Technology Co. Ltd.	35,600	2,198,409
Toyo Tanso Co. Ltd.	32,900	969,056
Total Electrical Equipment		106,119,059
Electronic Equipment, Instruments & Components – 3.8%
A&D HOLON Holdings Co. Ltd.	103,000	1,416,481
Ai Holdings Corp.	117,900	2,236,895
Alps Alpine Co. Ltd.(a)	279,600	3,552,625
Amano Corp.	147,233	4,186,149
Anritsu Corp.	253,400	3,235,167
Azbil Corp.	466,300	4,431,405
Canon Electronics, Inc.	96,600	1,785,679
Citizen Watch Co. Ltd.(a)	492,100	3,342,088
CMK Corp.	465,200	1,102,482
Dexerials Corp.	174,300	2,686,759
ESPEC Corp.	80,000	1,863,425
Furuya Metal Co. Ltd.(a)	46,000	871,815

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2025
Investments	Shares	Value
Hagiwara Electric Holdings Co. Ltd.	72,700	$1,727,846
Hakuto Co. Ltd.(a)	58,219	1,525,595
Hioki EE Corp.	20,300	835,725
Hirose Electric Co. Ltd.	37,360	4,662,253
Horiba Ltd.	58,300	4,950,279
Innotech Corp.	52,400	573,372
Japan Aviation Electronics Industry Ltd.	54,200	922,998
Jeol Ltd.	51,300	1,764,941
Kaga Electronics Co. Ltd.	112,600	2,702,827
Keyence Corp.	42,940	16,043,804
Macnica Holdings, Inc.	293,300	4,077,224
Maxell Ltd.	130,800	1,890,903
Meiko Electronics Co. Ltd.	24,800	1,650,702
Murata Manufacturing Co. Ltd.	1,448,804	27,620,325
Nichicon Corp.	223,000	2,237,776
Nippon Ceramic Co. Ltd.	89,900	2,136,635
Nippon Electric Glass Co. Ltd.	184,160	6,055,327
Nissha Co. Ltd.	100,900	976,992
Optex Group Co. Ltd.	88,600	1,265,843
Osaki Electric Co. Ltd.	240,300	2,085,957
Restar Corp.	38,400	683,834
Riken Keiki Co. Ltd.	38,800	821,004
Sanshin Electronics Co. Ltd.	118,054	2,279,785
Shibaura Electronics Co. Ltd.	52,900	2,550,347
Shimadzu Corp.	152,400	3,854,244
Siix Corp.	230,200	2,112,070
Sun-Wa Technos Corp.	111,200	1,999,846
TDK Corp.	1,070,920	15,579,589
Tokyo Electron Device Ltd.	72,300	1,458,875
Tomen Devices Corp.(a)	23,000	1,059,011
Yokogawa Electric Corp.	168,138	4,844,278
Total Electronic Equipment, Instruments & Components		153,661,177
Energy Equipment & Services – 0.1%
Modec, Inc.	68,000	3,807,834
Entertainment – 3.3%
Capcom Co. Ltd.	269,900	7,352,187
Koei Tecmo Holdings Co. Ltd.(a)	489,744	6,383,568
Konami Group Corp.	84,400	12,201,239
Marvelous, Inc.	400,200	1,666,540
Nintendo Co. Ltd.	1,141,800	98,999,553
Square Enix Holdings Co. Ltd.(a)	161,700	3,483,965
Toei Animation Co. Ltd.(a)	89,300	1,844,229
Total Entertainment		131,931,281
Food Products – 1.6%
Ajinomoto Co., Inc.	555,626	15,974,459
Ariake Japan Co. Ltd.	38,800	1,563,192
Calbee, Inc.(a)	79,300	1,533,540
Fuji Oil Co. Ltd.	69,800	1,696,260
House Foods Group, Inc.	86,600	1,700,804
Kagome Co. Ltd.(a)	54,800	1,068,282
Investments	Shares	Value
Kameda Seika Co. Ltd.	39,800	$1,113,004
Kikkoman Corp.(a)	522,400	4,439,259
Maruha Nichiro Corp.	89,300	2,074,607
Nichirei Corp.	264,800	3,112,657
Nisshin Oillio Group Ltd.	54,300	1,911,907
Nisshin Seifun Group, Inc.	312,600	3,843,868
Nissin Foods Holdings Co. Ltd.(a)	223,900	4,223,756
Nissui Corp.	426,000	3,007,110
Riken Vitamin Co. Ltd.	102,100	2,011,789
Sakata Seed Corp.	45,600	1,125,449
Toyo Suisan Kaisha Ltd.	145,800	10,440,024
Yakult Honsha Co. Ltd.(a)	215,274	3,515,139
Total Food Products		64,355,106
Ground Transportation – 0.1%
Kintetsu Group Holdings Co. Ltd.(a)	157,100	3,279,543
Nishi-Nippon Railroad Co. Ltd.	100,400	1,589,092
Total Ground Transportation		4,868,635
Health Care Equipment & Supplies – 0.9%
Asahi Intecc Co. Ltd.	111,000	1,804,967
Eiken Chemical Co. Ltd.	73,100	1,184,964
Hoya Corp.	78,557	10,891,117
Mani, Inc.	132,700	1,143,384
Nihon Kohden Corp.	164,600	1,884,120
Nipro Corp.	167,500	1,707,494
Olympus Corp.	314,500	3,984,355
PHC Holdings Corp.(a)	281,600	1,866,719
Sysmex Corp.	256,200	3,165,094
Terumo Corp.	519,624	8,595,602
Total Health Care Equipment & Supplies		36,227,816
Hotels, Restaurants & Leisure – 0.2%
Round One Corp.	309,900	2,742,589
Zensho Holdings Co. Ltd.	52,800	3,457,911
Total Hotels, Restaurants & Leisure		6,200,500
Household Durables – 1.9%
Casio Computer Co. Ltd.	411,057	3,384,537
JVCKenwood Corp.	191,600	1,497,149
Nikon Corp.(a)	363,800	4,249,281
Noritz Corp.	123,600	1,678,854
Rinnai Corp.	137,000	3,252,341
Sony Group Corp.	1,703,200	49,117,573
Sumitomo Forestry Co. Ltd.	574,700	6,854,684
Tamron Co. Ltd.	375,700	2,632,965
Zojirushi Corp.	107,100	1,180,613
Total Household Durables		73,847,997
Household Products – 0.2%
Lion Corp.	157,900	1,651,329
Pigeon Corp.	247,300	2,971,418
Unicharm Corp.	534,000	3,469,002
Total Household Products		8,091,749

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2025
Investments	Shares	Value
Independent Power & Renewable Electricity Producers – 0.2%
Electric Power Development Co. Ltd.(a)	318,500	$5,983,534
Industrial Conglomerates – 1.4%
Hitachi Ltd.	1,688,525	44,932,818
Sekisui Chemical Co. Ltd.	629,300	11,739,320
Total Industrial Conglomerates		56,672,138
Insurance – 5.4%
Dai-ichi Life Holdings, Inc.	6,573,400	51,898,192
MS&AD Insurance Group Holdings, Inc.	1,777,100	40,382,893
Sompo Holdings, Inc.(a)	1,258,900	38,998,324
Sony Financial Group, Inc.*	1,658,400	1,841,606
Tokio Marine Holdings, Inc.(a)	1,924,400	81,687,806
Total Insurance		214,808,821
IT Services – 0.9%
Fujitsu Ltd.	733,420	17,301,928
NEC Corp.	549,600	17,635,877
Total IT Services		34,937,805
Leisure Products – 0.8%
Bandai Namco Holdings, Inc.	508,700	16,964,130
GLOBERIDE, Inc.	108,900	1,796,258
Mizuno Corp.	95,100	1,719,959
Roland Corp.	82,600	1,887,632
Sega Sammy Holdings, Inc.	182,800	3,856,890
Shimano, Inc.	44,200	4,968,142
Tomy Co. Ltd.	77,100	1,670,583
Total Leisure Products		32,863,594
Life Sciences Tools & Services – 0.0%
Shin Nippon Biomedical Laboratories Ltd.(a)	137,600	1,586,707
Machinery – 7.2%
Aida Engineering Ltd.	239,600	1,518,540
Airman Corp	79,100	1,050,310
Amada Co. Ltd.	611,793	7,541,518
Anest Iwata Corp.	122,900	1,304,853
Asahi Diamond Industrial Co. Ltd.	260,900	1,535,173
Bando Chemical Industries Ltd.	144,700	1,924,304
Daifuku Co. Ltd.	268,900	8,635,899
DMG Mori Co. Ltd.	217,200	4,375,326
Ebara Corp.	418,755	9,592,363
Fujitec Co. Ltd.	129,400	4,947,840
Furukawa Co. Ltd.	97,300	1,892,173
Glory Ltd.	131,100	3,251,646
Hitachi Construction Machinery Co. Ltd.(a)	334,500	10,722,301
Hoshizaki Corp.	109,938	4,135,935
Hosokawa Micron Corp.	32,900	1,296,530
IHI Corp.(a)	543,600	10,159,028
Iwaki Co. Ltd.	39,800	696,908
Japan Steel Works Ltd.	45,100	2,748,417
Kanadevia Corp.	243,100	1,683,931
Kawasaki Heavy Industries Ltd.(a)	117,700	7,786,363
Investments	Shares	Value
Kitz Corp.	235,200	$2,691,458
Komatsu Ltd.	1,685,606	58,893,774
Kubota Corp.	1,130,200	14,257,119
Kurita Water Industries Ltd.	71,700	2,451,253
Makino Milling Machine Co. Ltd.	35,700	2,770,234
Makita Corp.	162,000	5,271,842
Max Co. Ltd.	102,400	3,910,593
Meidensha Corp.	55,500	2,213,461
MISUMI Group, Inc.	147,900	2,309,858
Mitsubishi Heavy Industries Ltd.	1,407,190	36,960,355
Mitsubishi Logisnext Co. Ltd.	116,000	1,425,602
Mitsuboshi Belting Ltd.	38,700	970,874
Miura Co. Ltd.	84,600	1,666,680
Morita Holdings Corp.(a)	111,000	1,746,718
NGK Insulators Ltd.	397,575	6,674,931
Nippon Thompson Co. Ltd.	176,500	819,846
Nissei ASB Machine Co. Ltd.	42,800	2,080,807
Nomura Micro Science Co. Ltd.	74,000	1,651,014
Noritake Co. Ltd.	61,400	1,966,496
NSK Ltd.(a)	930,300	4,815,122
NTN Corp.	1,148,600	2,647,415
Obara Group, Inc.	24,400	706,301
Oiles Corp.	104,300	1,626,454
Okamoto Machine Tool Works Ltd.	52,500	1,692,115
OKUMA Corp.	99,400	2,274,923
Organo Corp.	41,700	3,201,937
OSG Corp.	141,324	2,029,646
Rheon Automatic Machinery Co. Ltd.	114,700	1,093,527
Ryobi Ltd.	107,900	2,031,093
Shibaura Machine Co. Ltd.	53,300	1,519,403
Shibuya Corp.	36,900	853,259
Shinmaywa Industries Ltd.	136,500	1,711,738
Sodick Co. Ltd.	187,400	1,154,714
Star Micronics Co. Ltd.	67,000	759,441
Sumitomo Heavy Industries Ltd.	156,537	3,775,500
Takeuchi Manufacturing Co. Ltd.	71,800	2,518,360
Teikoku Electric Manufacturing Co. Ltd.	39,300	851,542
Tocalo Co. Ltd.	119,000	1,753,353
Torishima Pump Manufacturing Co. Ltd.	71,200	984,945
Tsubakimoto Chain Co.	269,700	3,924,470
Tsugami Corp.	130,300	2,103,363
YAMABIKO Corp.	82,800	1,427,982
Yaskawa Electric Corp.	166,400	3,557,063
Total Machinery		286,545,939
Marine Transportation – 0.1%
Iino Kaiun Kaisha Ltd.(a)	220,500	1,767,762
NS United Kaiun Kaisha Ltd.	53,000	1,819,481
Total Marine Transportation		3,587,243
Media – 0.1%
Hakuhodo DY Holdings, Inc.	464,700	3,739,689

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2025
Investments	Shares	Value
Metals & Mining – 2.5%
Aichi Steel Corp.(a)	137,700	$2,511,858
ARE Holdings, Inc.	172,200	2,505,724
Daido Steel Co. Ltd.	328,500	2,843,804
Daiki Aluminium Industry Co. Ltd.	152,700	1,165,270
Dowa Holdings Co. Ltd.	68,700	2,511,038
JFE Holdings, Inc.	1,226,400	15,084,508
Kobe Steel Ltd.(a)	857,700	10,154,643
Kyoei Steel Ltd.	156,400	2,427,253
Mitsubishi Materials Corp.	196,500	3,696,225
Mitsui Kinzoku Co. Ltd.	77,800	6,060,798
Nippon Light Metal Holdings Co. Ltd.	134,000	1,905,407
Nippon Steel Corp.(a)	9,641,100	39,789,081
Nippon Yakin Kogyo Co. Ltd.(a)	58,010	1,679,201
OSAKA Titanium Technologies Co. Ltd.(a)	68,700	1,211,792
Topy Industries Ltd.	104,900	2,018,660
UACJ Corp.	222,400	2,419,994
Total Metals & Mining		97,985,256
Oil, Gas & Consumable Fuels – 1.7%
ENEOS Holdings, Inc.	3,327,600	21,177,582
Idemitsu Kosan Co. Ltd.	1,557,200	10,712,769
Inpex Corp.	1,923,900	34,821,307
Total Oil, Gas & Consumable Fuels		66,711,658
Paper & Forest Products – 0.2%
Nippon Paper Industries Co. Ltd.	135,700	1,119,156
Oji Holdings Corp.	1,403,200	7,686,555
Total Paper & Forest Products		8,805,711
Passenger Airlines – 0.5%
ANA Holdings, Inc.	330,700	6,406,424
Japan Airlines Co. Ltd.(a)	622,600	12,575,521
Total Passenger Airlines		18,981,945
Personal Care Products – 0.6%
Kao Corp.	389,080	16,995,328
Kobayashi Pharmaceutical Co. Ltd.	51,700	1,879,173
Kose Corp.	38,000	1,525,558
Mandom Corp.	125,400	1,893,503
Milbon Co. Ltd.	47,000	788,929
Rohto Pharmaceutical Co. Ltd.	100,500	1,692,069
Total Personal Care Products		24,774,560
Pharmaceuticals – 4.9%
Chugai Pharmaceutical Co. Ltd.	764,600	33,382,813
Daiichi Sankyo Co. Ltd.	922,300	20,702,336
Kyowa Kirin Co. Ltd.	470,170	7,317,505
Nippon Shinyaku Co. Ltd.	98,100	2,213,951
Ono Pharmaceutical Co. Ltd.(a)	776,300	8,951,748
Otsuka Holdings Co. Ltd.	428,100	22,781,175
Santen Pharmaceutical Co. Ltd.	420,400	4,666,999
Shionogi & Co. Ltd.	958,031	16,811,033
Takeda Pharmaceutical Co. Ltd.	2,631,663	76,890,855
Investments	Shares	Value
Towa Pharmaceutical Co. Ltd.	55,800	$1,115,358
ZERIA Pharmaceutical Co. Ltd.	104,200	1,430,161
Total Pharmaceuticals		196,263,934
Professional Services – 0.7%
en, Inc./Japan	104,800	1,157,388
Open Up Group, Inc.	144,100	1,771,917
Persol Holdings Co. Ltd.	3,329,200	6,079,732
Recruit Holdings Co. Ltd.	275,400	14,849,241
Transcosmos, Inc.	65,800	1,644,053
Weathernews, Inc.	43,300	1,382,399
Total Professional Services		26,884,730
Semiconductors & Semiconductor Equipment – 3.3%
Advantest Corp.	149,000	14,780,445
Disco Corp.	39,500	12,439,618
Kokusai Electric Corp.	96,800	2,752,231
Lasertec Corp.	40,100	5,513,292
Micronics Japan Co. Ltd.	31,400	1,250,174
Rorze Corp.	81,500	1,227,039
SCREEN Holdings Co. Ltd.(a)	111,520	10,163,925
Shibaura Mechatronics Corp.	20,500	1,815,621
Shindengen Electric Manufacturing Co. Ltd.	89,100	1,918,529
Socionext, Inc.(a)	151,900	2,869,628
Tokyo Electron Ltd.(a)	389,059	69,442,362
Towa Corp.	98,300	1,422,400
Ulvac, Inc.	46,100	2,013,061
Yamaichi Electronics Co. Ltd.	67,100	1,597,024
Total Semiconductors & Semiconductor Equipment		129,205,349
Software – 0.2%
Trend Micro, Inc.	136,208	7,470,527
Specialty Retail – 1.1%
ABC-Mart, Inc.	324,700	6,449,588
Fast Retailing Co. Ltd.	96,400	29,399,438
Sanrio Co. Ltd.(a)	122,400	5,760,926
VT Holdings Co. Ltd.	588,000	1,962,854
Total Specialty Retail		43,572,806
Technology Hardware, Storage & Peripherals – 2.1%
Brother Industries Ltd.	365,600	6,135,624
Canon, Inc.(a)	1,462,697	42,954,375
FUJIFILM Holdings Corp.	684,785	17,068,041
MCJ Co. Ltd.	195,100	1,815,129
Ricoh Co. Ltd.	594,200	5,256,609
Riso Kagaku Corp.	67,600	555,685
Seiko Epson Corp.	431,500	5,545,499
Toshiba TEC Corp.	73,600	1,510,025
Wacom Co. Ltd.	357,300	1,981,438
Total Technology Hardware, Storage & Peripherals		82,822,425
Textiles, Apparel & Luxury Goods – 0.4%
Asics Corp.	357,368	9,369,461
Kurabo Industries Ltd.	40,147	1,919,205

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2025
Investments	Shares	Value
Morito Co. Ltd.	152,700	$1,656,400
Seiko Group Corp.	54,200	2,400,163
Wacoal Holdings Corp.	66,000	2,518,712
Total Textiles, Apparel & Luxury Goods		17,863,941
Tobacco – 3.0%
Japan Tobacco, Inc.	3,699,131	121,780,648
Trading Companies & Distributors – 9.8%
Alconix Corp.	174,900	2,503,562
Chori Co. Ltd.	54,800	1,460,121
Daiichi Jitsugyo Co. Ltd.	83,000	1,530,345
Hanwa Co. Ltd.	74,600	3,182,314
Inabata & Co. Ltd.	105,586	2,495,143
ITOCHU Corp.	1,443,294	82,345,501
Japan Pulp & Paper Co. Ltd.	140,900	681,197
Kanematsu Corp.	242,700	5,120,718
KPP Group Holdings Co. Ltd.	351,200	1,876,269
Marubeni Corp.(a)	2,429,778	60,841,108
Meiwa Corp.	202,100	1,157,711
Mitsubishi Corp.(a)	4,886,100	116,821,743
Nagase & Co. Ltd.	133,100	2,885,778
Sanyo Trading Co. Ltd.	90,900	987,261
Sojitz Corp.	387,804	10,282,970
Sumitomo Corp.(a)	1,860,277	54,012,715
Toyota Tsusho Corp.(a)	1,627,530	45,205,187
Total Trading Companies & Distributors		393,389,643
Transportation Infrastructure – 0.1%
Mitsubishi Logistics Corp.	515,100	4,228,992
TOTAL COMMON STOCKS (COST: $3,178,634,204)		3,961,890,582
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $5,849,168)	5,849,168	5,849,168
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.9%
United States – 12.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b)	401,494,016	$401,494,016
WisdomTree Government Money Market Digital Fund, 3.97%(b)(c)	114,400,000	114,400,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $515,894,016)		515,894,016
TOTAL INVESTMENTS IN SECURITIES – 112.1% (Cost: $3,700,377,388)		4,483,633,766
Other Liabilities less Assets – (12.1)%		(484,323,170)
NET ASSETS – 100.0%		$3,999,310,596

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $481,740,162 and the total market value of the collateral held by the Fund was $545,730,719. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $29,836,703.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$156,400,000	$42,000,000	$—	$—	$114,400,000	$198,042

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/3/2025	115,281,580,497	JPY	780,667,760	USD	$5,846	$—
Deutsche Bank AG	10/3/2025	749,138,367	USD	109,617,273,009	JPY	6,822,800	—
Deutsche Bank AG	11/6/2025	796,829,757	USD	117,251,488,341	JPY	—	(13,703)
Goldman Sachs	10/3/2025	115,281,520,386	JPY	780,667,760	USD	5,439	—
Goldman Sachs	11/6/2025	796,829,757	USD	117,250,948,887	JPY	—	(10,037)
HSBC Holdings PLC	10/3/2025	115,281,598,453	JPY	780,667,760	USD	5,967	—
HSBC Holdings PLC	11/6/2025	796,829,757	USD	117,251,426,985	JPY	—	(13,286)
JPMorgan Chase Bank NA	10/1/2025	29,632,000	JPY	199,360	USD	1,284	—
JPMorgan Chase Bank NA	10/3/2025	749,138,367	USD	109,617,296,982	JPY	6,822,638	—
JPMorgan Chase Bank NA	10/3/2025	100,894,056	USD	14,993,329,914	JPY	—	(639,050)
JPMorgan Chase Bank NA	10/3/2025	31,529,393	USD	4,647,994,697	JPY	53,707	—
JPMorgan Chase Bank NA	10/3/2025	25,223,514	USD	3,726,475,547	JPY	—	(11,750)
Morgan Stanley & Co. International	10/3/2025	749,138,367	USD	109,617,422,837	JPY	6,821,786	—
Royal Bank of Canada	10/3/2025	115,281,658,269	JPY	780,667,758	USD	6,374	—
Royal Bank of Canada	10/3/2025	749,138,367	USD	109,617,108,199	JPY	6,823,916	—
Royal Bank of Canada	11/6/2025	796,829,755	USD	117,251,248,997	JPY	—	(12,078)
UBS Group AG	10/3/2025	115,286,282,459	JPY	780,667,760	USD	37,687	—
UBS Group AG	10/3/2025	749,138,367	USD	109,622,091,467	JPY	6,790,170	—
UBS Group AG	11/6/2025	796,829,757	USD	117,256,367,329	JPY	—	(46,860)
						$34,197,614	$(746,764)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,961,890,582	$—	$—	$3,961,890,582
Mutual Fund	—	5,849,168	—	5,849,168
Investment of Cash Collateral for Securities Loaned	—	515,894,016	—	515,894,016
Total Investments in Securities	$3,961,890,582	$521,743,184	$—	$4,483,633,766
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$34,197,614	$—	$34,197,614
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(746,764)	$—	$(746,764)
Total – Net	$3,961,890,582	$555,194,034	$—	$4,517,084,616

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) WisdomTree Japan Opportunities Fund (OPPJ) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.0%
Japan – 99.0%
Automobile Components – 2.0%
Aisan Industry Co. Ltd.	21,800	$277,067
Exedy Corp.(a)	8,600	302,806
Futaba Industrial Co. Ltd.	46,000	299,638
Ichikoh Industries Ltd.	97,000	290,964
Koito Manufacturing Co. Ltd.	20,300	308,173
Unipres Corp.	36,500	303,003
Total Automobile Components		1,781,651
Automobiles – 2.5%
Mitsubishi Motors Corp.(a)	91,600	249,336
Subaru Corp.	14,300	293,388
Suzuki Motor Corp.	113,000	1,653,089
Total Automobiles		2,195,813
Banks – 4.6%
77 Bank Ltd./The(a)	7,700	322,265
First Bank of Toyama Ltd.	33,900	353,725
Gunma Bank Ltd.	31,200	348,897
Hachijuni Bank Ltd.	30,800	322,421
Hirogin Holdings, Inc.	31,100	304,504
Mitsubishi UFJ Financial Group, Inc.	106,400	1,724,763
Tokyo Kiraboshi Financial Group, Inc.	6,700	327,548
Towa Bank Ltd.	46,400	312,611
Total Banks		4,016,734
Beverages – 0.3%
Coca-Cola Bottlers Japan Holdings, Inc.	16,300	290,825
Broadline Retail – 1.1%
Isetan Mitsukoshi Holdings Ltd.	16,500	305,343
J Front Retailing Co. Ltd.	18,000	301,046
Takashimaya Co. Ltd.	33,100	379,893
Total Broadline Retail		986,282
Building Products – 0.3%
Toli Corp.	75,600	298,950
Capital Markets – 2.1%
Integral Corp.(a)	72,800	1,841,135
Chemicals – 2.1%
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,700	308,969
Kansai Paint Co. Ltd.	16,800	274,322
Konishi Co. Ltd.	33,800	295,694
Okura Industrial Co. Ltd.	8,800	325,341
Riken Technos Corp.	36,400	310,553
Sakata INX Corp.	19,400	305,676
Total Chemicals		1,820,555
Commercial Services & Supplies – 0.7%
Itoki Corp.	19,600	325,549
TRE Holdings Corp.	27,800	292,711
Total Commercial Services & Supplies		618,260
Investments	Shares	Value
Construction & Engineering – 1.0%
Tomoe Corp.	28,600	$294,744
Yondenko Corp.	31,600	287,146
Yurtec Corp.	16,200	295,842
Total Construction & Engineering		877,732
Construction Materials – 0.3%
Asia Pile Holdings Corp.	33,700	283,182
Consumer Finance – 0.4%
Aiful Corp.	90,800	306,796
Consumer Staples Distribution & Retail – 0.3%
H2O Retailing Corp.	19,800	291,064
Containers & Packaging – 0.3%
Pack Corp.	34,000	276,724
Distributors – 0.3%
Yamae Group Holdings Co. Ltd.	14,100	271,145
Electronic Equipment, Instruments & Components – 1.3%
CMK Corp.	92,700	219,690
Marubun Corp.	36,900	306,324
Maxell Ltd.	21,400	309,368
Nagano Keiki Co. Ltd.	21,400	298,500
Total Electronic Equipment, Instruments & Components		1,133,882
Entertainment – 3.0%
Capcom Co. Ltd.	46,500	1,266,679
Nintendo Co. Ltd.	15,800	1,369,936
Total Entertainment		2,636,615
Food Products – 1.7%
Kenko Mayonnaise Co. Ltd.	23,200	308,056
Megmilk Snow Brand Co. Ltd.	14,800	296,731
Mitsui DM Sugar Co. Ltd.	13,400	290,348
Nisshin Oillio Group Ltd.(a)	8,400	295,764
Showa Sangyo Co. Ltd.	14,500	299,455
Total Food Products		1,490,354
Gas Utilities – 0.7%
Osaka Gas Co. Ltd.	10,300	299,128
Toho Gas Co. Ltd.	9,700	299,371
Total Gas Utilities		598,499
Ground Transportation – 2.3%
Keio Corp.	11,300	292,667
Nagoya Railroad Co. Ltd.	25,200	301,595
Nankai Electric Railway Co. Ltd.	16,200	306,043
Nishi-Nippon Railroad Co. Ltd.	19,200	303,890
Odakyu Electric Railway Co. Ltd.	22,600	254,716
Tobu Railway Co. Ltd.	15,900	284,334
Tokyu Corp.	23,100	282,171
Total Ground Transportation		2,025,416

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan Opportunities Fund (OPPJ) September 30, 2025
Investments	Shares	Value
Health Care Providers & Services – 0.6%
Suzuken Co. Ltd.	7,100	$279,654
Vital KSK Holdings, Inc.	27,500	244,676
Total Health Care Providers & Services		524,330
Hotels, Restaurants & Leisure – 0.4%
Gamecard-Joyco Holdings, Inc.	16,100	321,597
Household Durables – 2.1%
JVCKenwood Corp.	37,200	290,678
Panasonic Holdings Corp.	115,000	1,253,682
Tamron Co. Ltd.	43,900	307,658
Total Household Durables		1,852,018
Industrial Conglomerates – 0.3%
Keihan Holdings Co. Ltd.	12,700	288,939
Insurance – 1.8%
MS&AD Insurance Group Holdings, Inc.	12,900	293,140
Sompo Holdings, Inc.	41,000	1,270,102
Total Insurance		1,563,242
Interactive Media & Services – 0.4%
ZIGExN Co. Ltd.	81,400	305,901
IT Services – 0.7%
Base Co. Ltd.	11,800	289,237
Business Brain Showa-Ota, Inc.	15,400	308,553
Total IT Services		597,790
Leisure Products – 0.3%
Daikoku Denki Co. Ltd.(a)	16,500	294,058
Machinery – 8.7%
Aida Engineering Ltd.	46,800	296,610
Daihatsu Infinearth Mfg Co. Ltd.	14,000	287,707
Furukawa Co. Ltd.	17,100	332,540
Hirata Corp.	24,300	320,358
Kanadevia Corp.	43,000	297,857
Kawasaki Heavy Industries Ltd.	22,400	1,481,857
Kitz Corp.	32,800	375,339
Komatsu Ltd.	9,100	317,947
Mitsubishi Heavy Industries Ltd.	71,100	1,867,467
Oiles Corp.	19,300	300,964
Rheon Automatic Machinery Co. Ltd.	31,300	298,408
Ryobi Ltd.	17,400	327,535
Shibaura Machine Co. Ltd.	10,600	302,170
Tadano Ltd.	36,100	255,317
Tsubakimoto Chain Co.(a)	21,800	317,217
YAMABIKO Corp.	18,300	315,605
Total Machinery		7,694,898
Metals & Mining – 1.8%
Daido Steel Co. Ltd.	34,100	295,202
Kobe Steel Ltd.	22,000	260,467
Kurimoto Ltd.(a)	37,500	468,988
Investments	Shares	Value
Nakayama Steel Works Ltd.(a)	49,700	$215,377
Topy Industries Ltd.	17,600	338,688
Total Metals & Mining		1,578,722
Paper & Forest Products – 0.3%
Mitsubishi Paper Mills Ltd.	62,800	287,455
Pharmaceuticals – 0.6%
Daiichi Sankyo Co. Ltd.	12,400	278,336
Otsuka Holdings Co. Ltd.	5,400	287,359
Total Pharmaceuticals		565,695
Professional Services – 0.3%
Dip Corp.	17,400	273,928
Real Estate Management & Development – 0.6%
Aoyama Zaisan Networks Co. Ltd.	21,600	298,365
Mugen Estate Co. Ltd.	16,500	239,872
Total Real Estate Management & Development		538,237
Semiconductors & Semiconductor Equipment – 0.3%
Abalance Corp.(a)	41,500	275,664
Specialty Retail – 2.0%
Fast Retailing Co. Ltd.	4,000	1,219,894
Komehyo Holdings Co. Ltd.	13,800	279,298
Nissan Tokyo Sales Holdings Co. Ltd.	74,600	254,585
Total Specialty Retail		1,753,777
Textiles, Apparel & Luxury Goods – 0.6%
Morito Co. Ltd.	25,200	273,355
Wacoal Holdings Corp.	7,700	293,850
Total Textiles, Apparel & Luxury Goods		567,205
Trading Companies & Distributors – 49.9%
Hanwa Co. Ltd.	39,300	1,676,474
ITOCHU Corp.	129,900	7,411,297
Kanaden Corp.	21,700	305,476
Kyokuto Boeki Kaisha Ltd.	23,100	284,517
Marubeni Corp.	375,000	9,389,918
MARUKA FURUSATO Corp.	15,700	248,228
Mitsubishi Corp.	353,300	8,447,048
Mitsui & Co. Ltd.	316,000	7,874,056
Sumiseki Holdings, Inc.(a)	52,400	213,950
Sumitomo Corp.	269,600	7,827,774
Takashima & Co. Ltd.	56,000	310,174
Total Trading Companies & Distributors		43,988,912
TOTAL COMMON STOCKS (COST: $79,190,929)		87,313,982
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $30,368)	30,368	30,368

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) (continued) WisdomTree Japan Opportunities Fund (OPPJ) September 30, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
United States – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b) (Cost: $1,310,156)	1,310,156	$1,310,156
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $80,531,453)		88,654,506
Other Liabilities less Assets – (0.5)%		(449,488)
NET ASSETS – 100.0%		$88,205,018

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,483,039 and the total market value of the collateral held by the Fund was $2,597,321. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,287,165.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2025	9,017,782	USD	1,323,399,186	JPY	$55,875	$—
Deutsche Bank AG	10/3/2025	1,864,324,414	JPY	12,624,896	USD	95	—
Deutsche Bank AG	10/3/2025	12,624,896	USD	1,847,331,190	JPY	114,982	—
Deutsche Bank AG	11/6/2025	13,175,709	USD	1,938,772,337	JPY	—	(227)
Goldman Sachs	10/3/2025	1,324,888,924	JPY	9,017,782	USD	—	(45,786)
Goldman Sachs	10/3/2025	1,864,323,442	JPY	12,624,896	USD	88	—
Goldman Sachs	11/6/2025	13,175,709	USD	1,938,763,417	JPY	—	(166)
HSBC Holdings PLC	10/3/2025	1,864,324,704	JPY	12,624,896	USD	97	—
HSBC Holdings PLC	11/6/2025	13,175,709	USD	1,938,771,322	JPY	—	(220)
JPMorgan Chase Bank NA	10/3/2025	25,249,789	USD	3,694,662,750	JPY	229,958	—
Royal Bank of Canada	10/3/2025	1,864,325,233	JPY	12,624,893	USD	103	—
Royal Bank of Canada	10/3/2025	12,624,896	USD	1,847,328,413	JPY	115,000	—
Royal Bank of Canada	11/6/2025	13,175,707	USD	1,938,768,090	JPY	—	(200)
UBS Group AG	10/3/2025	1,864,400,454	JPY	12,624,896	USD	609	—
UBS Group AG	10/3/2025	12,624,896	USD	1,847,412,394	JPY	114,432	—
UBS Group AG	11/6/2025	13,175,709	USD	1,938,853,011	JPY	—	(775)
						$631,239	$(47,374)

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Japan Opportunities Fund (OPPJ) September 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$87,313,982	$—	$—	$87,313,982
Mutual Fund	—	30,368	—	30,368
Investment of Cash Collateral for Securities Loaned	—	1,310,156	—	1,310,156
Total Investments in Securities	$87,313,982	$1,340,524	$—	$88,654,506
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$631,239	$—	$631,239
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(47,374)	$—	$(47,374)
Total – Net	$87,313,982	$1,924,389	$—	$89,238,371

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    31

Statements of Assets and Liabilities (unaudited) WisdomTree Trust September 30, 2025
	WisdomTree Europe Hedged Equity Fund	WisdomTree European Opportunities Fund	WisdomTree India Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund
ASSETS:
Investments in securities, at cost	$1,213,360,377	$154,317,589	$6,161,438	$1,890,015,533
Investments in affiliates, at cost (Note 3)	—	—	—	8,570,491
Foreign currency, at cost	1,062,989	272,870	8,806	874,057
Investments in securities, at value[1,2] (Note 2)	1,730,324,589	164,180,017	6,530,699	2,279,893,682
Investments in affiliates, at value (Note 3)	—	—	—	8,639,958
Foreign currency, at value	1,071,157	272,593	8,755	874,397
Unrealized appreciation on foreign currency contracts	15,645	223,139	38,239	5,872,087
Receivables:
Investment securities sold	85,104,236	—	—	15,798,820
Dividends	612,603	432,686	65	4,901,659
Securities lending income	2,364	40	—	10,096
Interest	—	54	—	—
Foreign tax reclaims	11,100,192	358,277	—	10,325,564
Other (Note 6)	706,858	218,772	—	597,337
Total Assets	1,828,937,644	165,685,578	6,577,758	2,326,913,600
LIABILITIES:
Unrealized depreciation on foreign currency contracts	3,536,570	220,630	—	5,238,508
Payables:
Cash collateral received for securities loaned (Note 2)	3,447,865	—	—	38,059,996
Capital shares redeemed	85,510,509	137	—	16,086,416
Net variation margin on futures contracts	—	—	1	—
Advisory fees (Note 3)	858,160	74,133	3,343	1,096,873
Service fees (Note 2)	6,510	562	23	8,322
Foreign capital gains tax	—	—	201,099	—
Cash due to custodian	9,123	123,410	—	89,239
Other (Note 6)	212,057	65,632	—	189,261
Total Liabilities	93,580,794	484,504	204,466	60,768,615
NET ASSETS	$1,735,356,850	$165,201,074	$6,373,292	$2,266,144,985
NET ASSETS:
Paid-in capital	$3,275,435,602	$163,751,634	$6,012,433	$2,101,992,223
Total distributable earnings (loss)	(1,540,078,752)	1,449,440	360,859	164,152,762
NET ASSETS	$1,735,356,850	$165,201,074	$6,373,292	$2,266,144,985
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	34,500,000	3,400,000	150,000	49,150,000
Net asset value per share	$50.30	$48.59	$42.49	$46.11
[1] Includes market value of securities out on loan of:	$10,994,907	$—	$—	$31,081,210
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

32    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Trust September 30, 2025
	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Opportunities Fund
ASSETS:
Investments in securities, at cost	$3,585,977,388	$80,531,453
Investments in affiliates, at cost (Note 3)	114,400,000	—
Foreign currency, at cost	160,748	111,034
Investments in securities, at value[1,2] (Note 2)	4,369,233,766	88,654,506
Investments in affiliates, at value (Note 3)	114,400,000	—
Foreign currency, at value	161,598	111,428
Unrealized appreciation on foreign currency contracts	34,197,614	631,239
Receivables:
Capital shares sold	102,982,817	—
Dividends	36,744,438	893,545
Securities lending income	109,034	5,861
Foreign tax reclaims	8,695,916	83,876
Total Assets	4,666,525,183	90,380,455
LIABILITIES:
Unrealized depreciation on foreign currency contracts	746,764	47,374
Payables:
Cash collateral received for securities loaned (Note 2)	515,894,016	1,310,156
Investment securities purchased	149,049,620	775,671
Advisory fees (Note 3)	1,510,324	41,918
Service fees (Note 2)	13,863	318
Total Liabilities	667,214,587	2,175,437
NET ASSETS	$3,999,310,596	$88,205,018
NET ASSETS:
Paid-in capital	$4,506,540,824	$84,133,507
Total distributable earnings (loss)	(507,230,228)	4,071,511
NET ASSETS	$3,999,310,596	$88,205,018
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	30,950,000	2,100,000
Net asset value per share	$129.22	$42.00
[1] Includes market value of securities out on loan of:	$481,740,162	$2,483,039
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    33

Statements of Operations (unaudited) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree Europe Hedged Equity Fund	WisdomTree European Opportunities Fund	WisdomTree India Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund
INVESTMENT INCOME:
Dividends	$39,734,185	$4,036,293	$65,388	$46,969,015
Dividends from affiliates (Note 3)	—	—	—	3,821
Other income (Note 6)	—	566	—	1,664
Securities lending income, net (Note 2)[1]	64,282	1,456	—	79,638
Less: Foreign withholding taxes on dividends	(5,089,540)	(614,689)	(13,648)	(4,393,737)
Total investment income	34,708,927	3,423,626	51,740	42,660,401
EXPENSES:
Advisory fees (Note 3)	5,049,150	334,313	22,944	7,200,316
Service fees (Note 2)	38,304	2,536	160	54,623
Other fees (Note 6)	—	1,886	—	5,548
Total expenses	5,087,454	338,735	23,104	7,260,487
Expense waivers (Note 3)	—	—	—	(403)
Expense waivers – contractual (Note 3)	(235)	—	—	(1,369)
Net expenses	5,087,219	338,735	23,104	7,258,715
Net investment income	29,621,708	3,084,891	28,636	35,401,686
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[2]	8,725,433	10,663,194	3,903	(20,120,075)
In-kind redemptions	70,699,187	10,024,965	—	166,515,534
Futures contracts	—	—	(1,057)	—
Foreign currency contracts	(190,279,751)	(8,431,383)	(24,575)	(224,382,482)
Foreign currency related transactions	1,459,718	198,762	(3,994)	1,739,709
Net realized gain (loss)	(109,395,413)	12,455,538	(25,723)	(76,247,314)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[3]	168,021,567	1,410,320	13,436	152,233,874
Investment transactions in affiliates (Note 3)	—	—	—	25,271
Futures contracts	—	—	(1)	—
Foreign currency contracts	57,602,881	2,631,965	215,667	80,185,579
Translation of assets and liabilities denominated in foreign currencies	842,889	18,994	(259)	823,109
Net increase in unrealized appreciation/depreciation	226,467,337	4,061,279	228,843	233,267,833
Net realized and unrealized gain on investments	117,071,924	16,516,817	203,120	157,020,519
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$146,693,632	$19,601,708	$231,756	$192,422,205
[1] Includes securities lending income from affiliate of:	$4,381	$—	$—	$30,500
[2] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$(42,428)	$—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$31,695	$—
See Notes to Financial Statements.

34    WisdomTree Trust

Statements of Operations (unaudited) (concluded) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Opportunities Fund
INVESTMENT INCOME:
Dividends	$54,908,468	$1,368,203
Securities lending income, net (Note 2)[1]	306,000	32,950
Less: Foreign withholding taxes on dividends	(5,326,855)	(205,597)
Total investment income	49,887,613	1,195,556
EXPENSES:
Advisory fees (Note 3)	8,414,414	233,427
Service fees (Note 2)	77,132	1,771
Total expenses	8,491,546	235,198
Expense waivers – contractual (Note 3)	(8,648)	—
Net expenses	8,482,898	235,198
Net investment income	41,404,715	960,358
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(19,804,588)	5,307,014
In-kind redemptions	73,419,755	9,593,942
Foreign currency contracts	(31,097,401)	(2,727,550)
Foreign currency related transactions	(1,191,274)	41,825
Net realized gain	21,326,492	12,215,231
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	531,248,395	2,789,318
Foreign currency contracts	50,593,560	921,983
Translation of assets and liabilities denominated in foreign currencies	25,827	(1,323)
Net increase in unrealized appreciation/depreciation	581,867,782	3,709,978
Net realized and unrealized gain on investments	603,194,274	15,925,209
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$644,598,989	$16,885,567
[1] Includes securities lending income from affiliate of:	$198,042	$—

See Notes to Financial Statements.

WisdomTree Trust    35

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Europe Hedged Equity Fund		WisdomTree European Opportunities Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$29,621,708	$50,418,416	$3,084,891	$2,007,390
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(109,395,413)	142,411,401	12,455,538	2,145,763
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	226,467,337	(199,413,252)	4,061,279	1,852,428
Net increase (decrease) in net assets resulting from operations	146,693,632	(6,583,435)	19,601,708	6,005,581
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(30,853,750)	(53,344,485)	(3,305,000)	(1,826,376)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	107,203,609	250,360,125	106,798,149	37,147,912
Cost of shares redeemed	(158,465,082)	(419,648,461)	(37,582,681)	(5,717,516)
Net increase (decrease) in net assets resulting from capital share transactions	(51,261,473)	(169,288,336)	69,215,468	31,430,396
Net Increase (Decrease) in Net Assets	64,578,409	(229,216,256)	85,512,176	35,609,601
NET ASSETS:
Beginning of period	$1,670,778,441	$1,899,994,697	$79,688,898	$44,079,297
End of period	$1,735,356,850	$1,670,778,441	$165,201,074	$79,688,898
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	35,450,000	39,450,000	1,900,000	1,150,000
Shares created	2,250,000	5,250,000	2,300,000	900,000
Shares redeemed	(3,200,000)	(9,250,000)	(800,000)	(150,000)
Shares outstanding, end of period	34,500,000	35,450,000	3,400,000	1,900,000

See Notes to Financial Statements.

36    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree India Hedged Equity Fund		WisdomTree International Hedged Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Period May 9, 2024* through March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$28,636	$147,045	$35,401,686	$46,377,369
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(25,723)	340,560	(76,247,314)	169,034,915
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	228,843	(22,494)	233,267,833	(334,220,149)
Net increase (decrease) in net assets resulting from operations	231,756	465,111	192,422,205	(118,807,865)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(41,486)	(44,710,500)	(50,859,826)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	50,553,757	13,561,503	1,053,136,948
Cost of shares redeemed	(1,074,057)	(43,761,909)	(730,419,777)	(429,490,280)
Net increase (decrease) in net assets resulting from capital share transactions	(1,074,057)	6,791,848	(716,858,274)	623,646,668
Net Increase (Decrease) in Net Assets	(842,301)	7,215,473	(569,146,569)	453,978,977
NET ASSETS:
Beginning of period	$7,215,593	$120	$2,835,291,554	$2,381,312,577
End of period	$6,373,292	$7,215,593	$2,266,144,985	$2,835,291,554
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	175,000	3	65,650,000	52,000,000
Shares created	—	1,225,000	300,000	23,300,000
Shares redeemed	(25,000)	(1,050,003)	(16,800,000)	(9,650,000)
Shares outstanding, end of period	150,000	175,000	49,150,000	65,650,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    37

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Opportunities Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$41,404,715	$85,366,203	$960,358	$2,081,424
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	21,326,492	487,494,735	12,215,231	5,196,189
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	581,867,782	(548,316,502)	3,709,978	(3,092,163)
Net increase in net assets resulting from operations	644,598,989	24,544,436	16,885,567	4,185,450
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(44,823,000)	(129,533,264)	(1,286,000)	(2,407,390)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	353,936,851	953,865,179	26,964,507	23,973,071
Cost of shares redeemed	(356,748,513)	(2,137,780,386)	(30,870,461)	(16,780,771)
Net increase (decrease) in net assets resulting from capital share transactions	(2,811,662)	(1,183,915,207)	(3,905,954)	7,192,300
Net Increase (Decrease) in Net Assets	596,964,327	(1,288,904,035)	11,693,613	8,970,360
NET ASSETS:
Beginning of period	$3,402,346,269	$4,691,250,304	$76,511,405	$67,541,045
End of period	$3,999,310,596	$3,402,346,269	$88,205,018	$76,511,405
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	31,200,000	43,150,000	2,200,000	2,000,000
Shares created	2,950,000	8,700,000	700,000	700,000
Shares redeemed	(3,200,000)	(20,650,000)	(800,000)	(500,000)
Shares outstanding, end of period	30,950,000	31,200,000	2,100,000	2,200,000

See Notes to Financial Statements.

38    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024[1]	For the Year Ended March 31, 2023[1]	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of period	$47.13	$48.16	$41.01	$37.02	$36.36	$25.92
Investment Operations:
Net investment income[2]	0.83	1.37	1.40	1.06	0.69	0.88
Net realized and unrealized gain (loss)	3.21	(0.97)[3]	7.17	3.88	0.81	10.43
Total from investment operations	4.04	0.40	8.57	4.94	1.50	11.31
Dividends to shareholders:
Net investment income	(0.87)	(1.43)	(1.42)	(0.95)	(0.84)	(0.87)
Net asset value, end of period	$50.30	$47.13	$48.16	$41.01	$37.02	$36.36
TOTAL RETURN[4]	8.68%	0.98%	21.64%	13.94%	4.04%	44.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,735,357	$1,670,778	$1,899,995	$1,402,596	$1,865,747	$1,937,668
Ratio to average net assets of:
Expenses[5]	0.58%[6,9]	0.60%[7]	0.64%[7]	0.79%[7]	0.59%[7]	0.58%
Net investment income	3.40%[6]	3.01%	3.35%	2.95%	1.79%	2.81%
Portfolio turnover rate[8]	5%	35%	30%	38%	34%	55%
WisdomTree European Opportunities Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$41.94	$38.33	$33.77	$34.73	$33.96	$23.43
Investment Operations:
Net investment income[2]	1.23	1.60	1.32	1.73	0.75	1.02
Net realized and unrealized gain (loss)	6.79	3.52	4.48	(1.06)	0.91	10.56
Total from investment operations	8.02	5.12	5.80	0.67	1.66	11.58
Dividends to shareholders:
Net investment income	(1.37)	(1.51)	(1.24)	(1.63)	(0.89)	(1.05)
Net asset value, end of period	$48.59	$41.94	$38.33	$33.77	$34.73	$33.96
TOTAL RETURN[4]	19.42%	13.80%	17.76%	2.53%	4.86%	50.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$165,201	$79,689	$44,079	$48,967	$60,772	$37,353
Ratio to average net assets of:
Expenses[5]	0.59%[6,7]	0.81%[7]	0.59%[7]	0.59%[7]	0.63%[7]	0.58%
Net investment income	5.35%[6]	4.10%	3.85%	5.34%	2.08%	3.59%
Portfolio turnover rate[8]	114%[10]	37%	32%	44%	57%	77%

1   Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.

2   Based on average shares outstanding.

3   The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

4   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

6   Annualized.

7   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

8   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

10   The increase in portfolio turnover rate resulted from portfolio repositioning during the period in accordance with changes to the Fund’s investment objective and principal investment strategies approved by the Board of Trustees.
See Notes to Financial Statements.

WisdomTree Trust    39

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree India Hedged Equity Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Period May 9, 2024* through March 31, 2025
Net asset value, beginning of period	$41.23	$40.09
Investment Operations:
Net investment income[1]	0.17	0.20
Net realized and unrealized gain	1.09	1.07
Total from investment operations	1.26	1.27
Dividends and distributions to shareholders:
Capital gains	—	(0.13)
Total dividends and distributions to shareholders	—	(0.13)
Net asset value, end of period	$42.49	$41.23
TOTAL RETURN[2]	3.06%	3.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$6,373	$7,216
Ratio to average net assets of:
Expenses	0.63%[3]	0.64%[3,4]
Net investment income	0.79%[3]	0.51%[3]
Portfolio turnover rate[5]	3%	138%
WisdomTree International Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$43.19	$45.79	$39.17	$43.04	$41.17	$30.61
Investment Operations:
Net investment income[1]	0.64	0.76	0.73	1.29	1.25	0.88
Net realized and unrealized gain (loss)	3.10	(2.52)	6.66	(0.45)[6]	2.03	10.54
Net increase from payment by sub-adviser	—	—	—	—	0.00 [7]	0.08
Total from investment operations	3.74	(1.76)	7.39	0.84	3.28	11.50
Dividends and distributions to shareholders:
Net investment income	(0.82)	(0.84)	(0.77)	(1.33)	(1.41)	(0.94)
Capital gains	—	—	—	(3.38)	—	—
Total dividends and distributions to shareholders	(0.82)	(0.84)	(0.77)	(4.71)	(1.41)	(0.94)
Net asset value, end of period	$46.11	$43.19	$45.79	$39.17	$43.04	$41.17
TOTAL RETURN[2]	8.73%	(3.90)%	19.09%	3.00%	7.93%[8]	37.85%[9]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,266,145	$2,835,292	$2,381,313	$1,396,586	$1,177,093	$899,491
Ratio to average net assets of:
Expenses[10,11]	0.58%[3,13]	0.60%[12]	0.59%[12]	0.59%[12]	0.58%	0.58%
Net investment income	2.85%[3]	1.69%	1.79%	3.35%	2.85%	2.37%
Portfolio turnover rate[5]	5%	52%	57%	86%	61%	67%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3   Annualized.

4   Includes interest expense of less than 0.01% for the fiscal period.

5   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6   The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

7   Amount represents less than $0.005.

8   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain equity transactions during the period. Excluding the voluntary reimbursement, total return would have been unchanged.

9   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.27% lower.

10   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

11   Does not include expenses of the underlying investment companies in which the Fund invests.

12  Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

13  Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

40    WisdomTree Trust

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$109.05	$108.72	$70.52	$64.64	$61.01	$42.64
Investment Operations:
Net investment income[1]	1.37	2.22	2.36	1.91	1.52	1.02
Net realized and unrealized gain	20.28	1.65	38.55	6.54	3.76	18.73
Net increase from payment by sub-adviser	—	—	—	—	—	0.00 [2]
Total from investment operations	21.65	3.87	40.91	8.45	5.28	19.75
Dividends to shareholders:
Net investment income	(1.48)	(3.54)	(2.71)	(2.57)	(1.65)	(1.38)
Net asset value, end of period	$129.22	$109.05	$108.72	$70.52	$64.64	$61.01
TOTAL RETURN[3]	20.04%	3.55%	58.99%	13.48%	8.79%	46.97%[4]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,999,311	$3,402,346	$4,691,250	$1,530,182	$1,919,844	$1,674,759
Ratio to average net assets of:
Expenses[5]	0.48%[6,7]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.36%[6]	2.04%	2.67%	2.93%	2.45%	2.03%
Portfolio turnover rate[8]	9%	36%	32%	37%	22%	25%
WisdomTree Japan Opportunities Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$34.78	$33.77	$24.12	$21.33	$22.38	$16.94
Investment Operations:
Net investment income[1]	0.44	0.95	0.79	0.56	0.49	0.32
Net realized and unrealized gain (loss)	7.37	1.20	9.67	3.06	(0.90)	5.73
Total from investment operations	7.81	2.15	10.46	3.62	(0.41)	6.05
Dividends to shareholders:
Net investment income	(0.59)	(1.14)	(0.81)	(0.83)	(0.64)	(0.61)
Net asset value, end of period	$42.00	$34.78	$33.77	$24.12	$21.33	$22.38
TOTAL RETURN[3]	22.72%	6.42%	43.87%	17.36%	(1.80)%	36.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$88,205	$76,511	$67,541	$24,125	$25,603	$31,332
Ratio to average net assets of:
Expenses[5]	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.39%[6]	2.80%	2.75%	2.52%	2.26%	1.67%
Portfolio turnover rate[8]	118%[9]	45%	46%	46%	41%	41%

1   Based on average shares outstanding.

2   Amount represents less than $0.005.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

6   Annualized.

7   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

8   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9   The increase in portfolio turnover rate resulted from portfolio repositioning during the period in accordance with changes to the Fund’s investment objective and principal investment strategies approved by the Board of Trustees.

See Notes to Financial Statements.

WisdomTree Trust    41

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree European Opportunities Fund (“European Opportunities Fund”) (formerly, WisdomTree Europe Hedged SmallCap Equity Fund)	March 4, 2015
WisdomTree India Hedged Equity Fund (“India Hedged Equity Fund”)	May 9, 2024
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Opportunities Fund (“Japan Opportunities Fund”) (formerly, WisdomTree Japan Hedged SmallCap Equity Fund)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally

42    WisdomTree Trust

Notes to Financial Statements (continued)

traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

WisdomTree Trust    43

Notes to Financial Statements (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2025 and open positions in such derivatives as of September 30, 2025 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at September 30, 2025 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2025, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At September 30, 2025, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

44    WisdomTree Trust

Notes to Financial Statements (continued)

As of September 30, 2025, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$15,645	Unrealized depreciation on foreign currency contracts	$3,536,570
European Opportunities Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	223,139	Unrealized depreciation on foreign currency contracts	220,630
India Hedged Equity Fund
Equity risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	1
Foreign currency risk	Unrealized appreciation on foreign currency contracts	38,239	Unrealized depreciation on foreign currency contracts	—
International Hedged Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	5,872,087	Unrealized depreciation on foreign currency contracts	5,238,508
Japan Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	34,197,614	Unrealized depreciation on foreign currency contracts	746,764
Japan Opportunities Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	631,239	Unrealized depreciation on foreign currency contracts	47,374

For the six months or period ended September 30, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Hedged Equity Fund
Foreign currency risk	$(190,279,751)	$57,602,881
European Opportunities Fund
Foreign currency risk	(8,431,383)	2,631,965
India Hedged Equity Fund
Equity risk	(1,057)	(1)
Foreign currency risk	(24,575)	215,667
International Hedged Quality Dividend Growth Fund
Foreign currency risk	(224,382,482)	80,185,579
Japan Hedged Equity Fund
Foreign currency risk	(31,097,401)	50,593,560
Japan Opportunities Fund
Foreign currency risk	(2,727,550)	921,983
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

WisdomTree Trust    45

Notes to Financial Statements (continued)

During the six months or period ended September 30, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Hedged Equity Fund
Foreign currency risk	$779,228,791	$2,492,652,249	$—
European Opportunities Fund
Foreign currency risk	32,961,101	103,483,777	—
India Hedged Equity Fund
Equity risk	—	—	7,075
Foreign currency risk	3,135,900	10,268,539	—
International Hedged Quality Dividend Growth Fund
Foreign currency risk	1,218,783,651	3,714,776,054	—
Japan Hedged Equity Fund
Foreign currency risk	1,634,826,653	5,161,760,037	—
Japan Opportunities Fund
Foreign currency risk	34,621,386	91,241,754	—

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

46    WisdomTree Trust

Notes to Financial Statements (continued)

Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of September 30, 2025, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended period, the Funds utilized foreign currency contracts primarily to offset exposure to foreign currencies consistent with each Fund’s investment objective. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future

WisdomTree Trust    47

Notes to Financial Statements (continued)

date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The India Hedged Equity Fund utilized equity futures contracts during the fiscal period ended September 30, 2025 to obtain market exposure consistent with its investment objectives. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the

48    WisdomTree Trust

Notes to Financial Statements (continued)

Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with WisdomTree Trust is shown in “Securities lending income, net” and disclosed parenthetically on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

WisdomTree Trust    49

Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Hedged Equity Fund
Securities Lending	$ 10,994,907	$ —	$ (10,994,907)[1]	$ —	$ —	$ —	$ —	$ —
Foreign Currency Contracts	15,645	(14,817)	—	828	3,536,570	(14,817)	—	3,521,753
European Opportunities Fund
Foreign Currency Contracts	223,139	(157,545)	—	65,594	220,630	(157,545)	—	63,085
India Hedged Equity Fund
Foreign Currency Contracts	38,239	—	—	38,239	—	—	—	—
International Hedged Quality Dividend Growth Fund
Foreign Currency Contracts	5,872,087	(5,000,626)	—	871,461	5,238,508	(5,000,626)	—	237,882
Japan Hedged Equity Fund
Securities Lending	481,740,162	—	(481,740,162)[1]	—	—	—	—	—
Foreign Currency Contracts	34,197,614	(734,847)	—	33,462,767	746,764	(734,847)	—	11,917
Japan Opportunities Fund
Securities Lending	2,483,039	—	(2,483,039)[1]	—	—	—	—	—
Foreign Currency Contracts	631,239	(1,387)	—	629,852	47,374	(1,387)	—	45,987
[1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is indicated with a footnote on each Fund’s Schedule of Investments.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date.
50    WisdomTree Trust

Notes to Financial Statements (continued)

The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
Europe Hedged Equity Fund	0.58%
European Opportunities Fund	0.58%
India Hedged Equity Fund	0.63%
International Hedged Quality Dividend Growth Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Opportunities Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Government Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations.

WisdomTree Trust    51

Notes to Financial Statements (continued)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At September 30, 2025		For the Six Months Ended September 30, 2025
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Europe Hedged Equity Fund	459	$23,134	$388
European Opportunities Fund	1	49	1
International Hedged Quality Dividend Growth Fund	70	3,226	94
Japan Hedged Equity Fund	222	28,423	319
WisdomTree Japan Opportunities Fund	35	1,458	0^
^ Amount represents less than $1.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of September 30, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
Europe Hedged Equity Fund	$92,425,143	$230,390,964	$109,114,271	$158,460,990
European Opportunities Fund	135,586,421	140,876,291	105,275,070	37,419,360
India Hedged Equity Fund	245,590	1,204,136	—	—
International Hedged Quality Dividend Growth Fund	112,308,897	303,935,991	13,345,947	710,057,641
Japan Hedged Equity Fund	344,103,770	326,257,035	345,886,373	355,599,622
Japan Opportunities Fund	94,500,508	95,561,661	26,769,791	31,546,156

52    WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At September 30, 2025, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Europe Hedged Equity Fund	$6,396,666	$607,777	$(473,744)	$134,033	$—	$—	$—	$134,033
European Opportunities Fund	1,229,442,838	553,851,889	(52,970,138)	500,881,751	—	—	—	500,881,751
India Hedged Equity Fund	3,729,933,774	1,347,702,385	(594,002,393)	753,699,992	—	—	—	753,699,992
International Hedged Quality Dividend Growth Fund	1,915,837,109	513,611,618	(140,915,087)	372,696,531	8,354	(26,763)	(18,409)	372,678,122
Japan Hedged Equity Fund	80,849,363	10,629,536	(2,824,393)	7,805,143	1,284	—	1,284	7,806,427
Japan Opportunities Fund	154,699,290	11,307,986	(1,827,259)	9,480,727	—	—	—	9,480,727

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended September 30, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2025, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

WisdomTree Trust    53

Notes to Financial Statements (concluded)

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) which enhance income tax disclosures, including amendments that require greater disaggregation of disclosures related to income taxes paid by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU 2023-09 on the Trust’s financial statements.

9. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

54    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ —
Independent Trustees
David G. Chrencik	207,384
Joel Goldberg	216,810
Melinda Raso Kirstein	207,384
Phillip Goff	188,531
Toni Massaro	197,957
Victor Ugolyn	282,796

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”), pursuant to which the Sub-Adviser coordinates the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreement” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to the Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by the Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in the Funds based on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the

WisdomTree Trust    55

Additional Information (unaudited) (continued)

creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, , and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules.. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

56    WisdomTree Trust

Additional Information (unaudited) (concluded)

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*   *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust    57

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by authorized participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”), pursuant to which the Sub-Adviser coordinates the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreement” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to the Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by the Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in the Funds based on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board's approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds' Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, , and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules.. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*  *  *  *  *  *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: December 5, 2025

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 5, 2025